United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Six months ended 01/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	4.9%
Money Center Bank	3.8%
Biotechnology	3.2%
Services to Medical Professionals	3.2%
Property Liability Insurance	2.9%
Electric Utility	2.4%
Financial Services	2.4%
Department Stores	2.2%
Defense Electronics	2.1%
Integrated Domestic Oil	2.1%
Software Packaged/Custom	2.1%
Specialty Retailing	2.1%
Computer Peripherals	2.0%
Defense Aerospace	2.0%
Computer Stores	1.9%
Ethical Drugs	1.8%
Construction Machinery	1.7%
Oil Refiner	1.7%
Crude Oil & Gas Production	1.6%
Computers - Midrange	1.6%
Semiconductor Distribution	1.6%
Internet Services	1.5%
Telecommunication Equipment & Services	1.5%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Medical Supplies	1.4%
Grocery Chain	1.3%
Integrated International Oil	1.3%
Multi-Line Insurance	1.2%
Soft Drinks	1.2%
AT&T Divestiture	1.1%
Commodity Chemicals	1.1%
Life Insurance	1.1%
Securities Brokerage	1.1%
Agricultural Machinery	1.0%
Auto Manufacturing	1.0%
Broadcasting	1.0%
Home Products	1.0%
Other[2]	30.8%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Agricultural Chemicals—0.5%
1,600		CF Industries Holdings, Inc.	$369,376
200	[1]	Graham Holdings Co.	125,212
2,500		Scotts Miracle-Gro Co.	148,475
		TOTAL	643,063
		Agricultural Machinery—1.0%
5,400		AGCO Corp.	287,982
9,900		Deere & Co.	851,004
		TOTAL	1,138,986
		Airline - National—0.7%
17,100	[1]	United Continental Holdings, Inc.	783,864
		Airline - Regional—0.3%
5,000		Alaska Air Group, Inc.	395,350
		Airlines—0.3%
12,100		Delta Air Lines, Inc.	370,381
		Apparel—0.3%
2,000	[1]	Ann, Inc.	64,680
2,600		Carter's, Inc.	174,850
2,300		Guess ?, Inc.	64,515
1,600		V.F. Corp.	93,520
		TOTAL	397,565
		AT&T Divestiture—1.1%
27,500		AT&T, Inc.	916,300
9,100		Verizon Communications, Inc.	436,982
		TOTAL	1,353,282
		Auto Components—0.5%
12,500		Goodyear Tire & Rubber Co.	295,750
4,100		Lear Corp.	296,553
		TOTAL	592,303
		Auto Manufacturing—1.0%
26,800		Ford Motor Co.	400,928
12,800		General Motors Co.	461,824
3,600	[1]	TRW Automotive Holdings Corp.	266,940
		TOTAL	1,129,692
		Auto Original Equipment Manufacturers—0.3%
300	[1]	AutoZone, Inc.	148,518
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Auto Original Equipment Manufacturers—continued
1,000	[1]	O'Reilly Automotive, Inc.	$130,980
2,200	[1]	Tenneco Automotive, Inc.	125,048
		TOTAL	404,546
		Auto Rentals—0.3%
5,000	[1]	United Rentals, Inc.	404,700
		Biotechnology—3.2%
3,600	[1]	Alexion Pharmaceuticals, Inc.	571,428
5,300		Amgen, Inc.	630,435
2,600	[1]	Biogen Idec, Inc.	812,864
3,200	[1]	Celgene Corp.	486,176
6,500	[1]	Gilead Sciences, Inc.	524,225
2,700	[1]	Illumina, Inc.	410,400
2,600	[1]	Jazz Pharmaceuticals PLC	394,316
		TOTAL	3,829,844
		Broadcasting—1.0%
17,689	[1]	DIRECTV Group, Inc.	1,228,147
		Building Materials—0.4%
4,200		Fortune Brands Home & Security, Inc.	189,252
3,300		Lennox International, Inc.	285,648
		TOTAL	474,900
		Building Supply Stores—0.7%
5,800		Home Depot, Inc.	445,730
7,700		Lowe's Cos., Inc.	356,433
		TOTAL	802,163
		Cable & Wireless Television—0.5%
4,000		Time Warner Cable, Inc.	533,080
		Cable TV—0.9%
5,200		CBS Corp. (New), Class B	305,344
10,800		Comcast Corp., Class A	588,060
2,600		Time Warner, Inc.	163,358
		TOTAL	1,056,762
		Capital Markets—0.1%
3,000		Franklin Resources, Inc.	156,030
		Closed End Fund—0.5%
5,400	[1]	Berkshire Hathaway, Inc.	602,640
		Clothing Stores—0.8%
1,700	[1]	Children's Place Retail Stores, Inc.	89,539
14,000		Gap (The), Inc.	533,120
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
4,900		Hanesbrands, Inc.	$348,586
		TOTAL	971,245
		Commodity Chemicals—1.1%
7,800		LyondellBasell Industries NV	614,328
1,500		PPG Industries, Inc.	273,540
3,000		RPM International, Inc.	119,010
2,400		Westlake Chemical Corp.	291,696
		TOTAL	1,298,574
		Computer Peripherals—2.0%
3,700		Lexmark International, Inc., Class A	145,003
11,800		NetApp, Inc.	499,612
10,600		Sandisk Corp.	737,230
12,000		Western Digital Corp.	1,034,040
		TOTAL	2,415,885
		Computer Services—0.6%
1,300	[1]	CACI International, Inc., Class A	96,226
11,134	[1]	Synnex Corp.	625,174
		TOTAL	721,400
		Computer Stores—1.9%
10,800		GameStop Corp.	378,756
42,649	[1]	Ingram Micro, Inc., Class A	1,067,078
2,100	[1]	Insight Enterprises, Inc.	44,310
13,862	[1]	Tech Data Corp.	747,439
		TOTAL	2,237,583
		Computers - High End—0.9%
5,700		IBM Corp.	1,007,076
		Computers - Midrange—1.6%
64,300		Hewlett-Packard Co.	1,864,700
		Construction Machinery—1.7%
6,300		Caterpillar, Inc.	591,633
4,900		Joy Global, Inc.	258,671
19,100		Trinity Industries, Inc.	1,112,193
		TOTAL	1,962,497
		Cosmetics & Toiletries—0.5%
10,000		Avon Products, Inc.	148,900
3,800		Estee Lauder Cos., Inc., Class A	261,212
5,400	[1]	Sally Beauty Holdings, Inc.	153,252
		TOTAL	563,364
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Crude Oil & Gas Production—1.6%
8,400		Apache Corp.	$674,184
14,100		Chesapeake Energy Corp.	379,431
8,300		Devon Energy Corp.	491,526
2,100		EOG Resources, Inc.	347,004
		TOTAL	1,892,145
		Defense Aerospace—2.0%
3,200		Alliant Techsystems, Inc.	459,840
1,900		Boeing Co.	237,994
6,100		General Dynamics Corp.	617,991
6,800		Lockheed Martin Corp.	1,026,188
		TOTAL	2,342,013
		Defense Electronics—2.1%
4,300	[1]	First Solar, Inc.	217,494
3,500		L-3 Communications Holdings, Inc.	388,745
10,300		Northrop Grumman Corp.	1,190,165
7,300		Raytheon Co.	694,011
		TOTAL	2,490,415
		Department Stores—2.2%
2,600		Dillards, Inc., Class A	226,980
14,900		Kohl's Corp.	754,387
16,600		Macy's, Inc.	883,120
2,600	[1]	Sears Holdings Corp.	94,562
10,900		Target Corp.	617,376
		TOTAL	2,576,425
		Discount Department Stores—0.6%
5,400		Foot Locker, Inc.	208,440
6,400		Wal-Mart Stores, Inc.	477,952
		TOTAL	686,392
		Diversified Financial Services—0.2%
4,100		CIT Group, Inc.	190,855
		Diversified Leisure—0.7%
4,500	[1]	Bally Technologies, Inc.	329,940
7,200		Las Vegas Sands Corp.	550,944
		TOTAL	880,884
		Diversified Oil—0.9%
9,000		Murphy Oil Corp.	509,490
5,800		Occidental Petroleum Corp.	507,906
		TOTAL	1,017,396
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Diversified Tobacco—0.3%
7,000		Lorillard, Inc.	$344,540
		Drug Store—0.4%
8,300		Walgreen Co.	476,005
		Education & Training Services—0.4%
11,000	[1]	Apollo Group, Inc., Class A	355,190
2,100		DeVRY, Inc.	75,894
1,500	[1]	ITT Educational Services, Inc.	44,100
		TOTAL	475,184
		Electric Utility—2.4%
24,600		AES Corp.	345,876
9,400		American Electric Power Co., Inc.	458,814
13,400		Edison International	645,344
6,300		Entergy Corp.	397,089
13,300		Exelon Corp.	385,700
6,600		PPL Corp.	201,762
11,600		Public Service Enterprises Group, Inc.	386,744
		TOTAL	2,821,329
		Electrical - Radio & TV—0.2%
1,800		Harman International Industries, Inc.	186,174
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	70,224
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	72,684
		Electronics Stores—0.2%
10,500		Best Buy Co., Inc.	247,170
		Ethical Drugs—1.8%
7,200		Abbott Laboratories	263,952
11,400		Eli Lilly & Co.	615,714
2,900		Johnson & Johnson	256,563
3,900		Merck & Co., Inc.	206,583
14,700		Pfizer, Inc.	446,880
3,700	[1]	United Therapeutics Corp.	379,694
		TOTAL	2,169,386
		Financial Services—2.4%
2,900		American Express Co.	246,558
6,500		Ameriprise Financial, Inc.	686,660
1,000		BlackRock, Inc.	300,470
7,400		Discover Financial Services	397,010
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
3,300	[1]	FleetCor Technologies, Inc.	$350,856
6,000		Mastercard, Inc.	454,080
2,500		Nelnet, Inc., Class A	93,125
10,100		SLM Corp.	229,876
300		Visa, Inc., Class A	64,629
		TOTAL	2,823,264
		Food Wholesaling—0.2%
3,800		Ingredion, Inc.	236,740
		Gas Utilities—0.0%
100		EQT Corp.	9,281
		Generic Drugs—0.6%
14,600	[1]	Mylan, Inc.	662,986
		Grocery Chain—1.3%
25,700		Kroger Co.	927,770
17,900		Safeway, Inc.	559,196
		TOTAL	1,486,966
		Health Care Providers & Services—0.4%
6,400	[1]	Express Scripts Holding Co.	478,016
		Home Products—1.0%
4,100		Energizer Holdings, Inc.	387,450
2,600		Kimberly-Clark Corp.	284,362
5,200		Newell Rubbermaid, Inc.	160,680
4,600		Tupperware Brands Corp.	360,456
		TOTAL	1,192,948
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	111,807
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	255,384
		Hotels and Motels—0.3%
1,400		Wynn Resorts Ltd.	304,388
		Household Appliances—0.8%
7,500		Whirlpool Corp.	999,750
		Industrial Machinery—0.3%
9,100		Terex Corp.	373,100
		Insurance Brokerage—0.4%
11,100		Aspen Insurance Holdings Ltd.	431,790
		Integrated Domestic Oil—2.1%
17,600		ConocoPhillips	1,143,120
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Integrated Domestic Oil—continued
8,200		Hess Corp.	$619,018
21,900		Marathon Oil Corp.	718,101
		TOTAL	2,480,239
		Integrated International Oil—1.3%
8,300		Chevron Corp.	926,529
6,900		Exxon Mobil Corp.	635,904
		TOTAL	1,562,433
		Internet Services—1.5%
7,500		IAC Interactive Corp.	525,300
1,300	[1]	NetFlix, Inc.	532,129
500	[1]	Priceline.com, Inc.	572,445
4,000	[1]	Yahoo, Inc.	144,080
		TOTAL	1,773,954
		Internet Software & Services—0.4%
7,100	[1]	Facebook, Inc.	444,247
		IT Services—0.4%
4,400	[1]	Cognizant Technology Solutions Corp.	426,448
		Life Insurance—1.1%
4,700		MetLife, Inc.	230,535
10,300		Prudential Financial, Inc.	869,217
2,900		StanCorp Financial Group, Inc.	186,325
		TOTAL	1,286,077
		Machinery—0.4%
2,600		Dover Corp.	225,056
3,900		OshKosh Truck Corp.	211,146
		TOTAL	436,202
		Mail Order—0.1%
2,200		HSN, Inc.	120,494
		Medical Supplies—1.4%
4,100	[1]	Align Technology, Inc.	243,622
7,400		Cardinal Health, Inc.	503,348
4,200	[1]	HCA, Inc.	211,134
4,300		McKesson Corp.	749,963
		TOTAL	1,708,067
		Medical Technology—0.7%
3,000		Medtronic, Inc.	169,680
1,400		ResMed, Inc.	61,054
6,500		St. Jude Medical, Inc.	394,745
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—continued
2,700		Zimmer Holdings, Inc.	$253,719
		TOTAL	879,198
		Miscellaneous Components—0.3%
27,428	[1]	Vishay Intertechnology, Inc.	372,472
		Miscellaneous Food Products—0.6%
13,800		Archer-Daniels-Midland Co.	544,824
7,300		Fresh Del Monte Produce, Inc.	193,158
		TOTAL	737,982
		Money Center Bank—3.8%
54,300		Bank of America Corp.	909,525
10,700		Bank of New York Mellon Corp.	341,972
13,800		Citigroup, Inc.	654,534
25,000		JPMorgan Chase & Co.	1,384,000
9,000		State Street Corp.	602,550
14,700		U.S. Bancorp	584,031
		TOTAL	4,476,612
		Mortgage and Title—0.3%
9,300	[1]	CoreLogic, Inc.	296,205
		Multi-Industry Capital Goods—0.7%
2,100		3M Co.	269,199
16,300		General Electric Co.	409,619
5,600		Textron, Inc.	198,800
		TOTAL	877,618
		Multi-Industry Transportation—0.2%
2,000		FedEx Corp.	266,640
		Multi-Line Insurance—1.2%
2,700		Allstate Corp.	138,240
15,500		American International Group, Inc.	743,380
5,500		CIGNA Corp.	474,705
600		Cincinnati Financial Corp.	29,070
		TOTAL	1,385,395
		Mutual Fund Adviser—0.2%
1,200	[1]	Affiliated Managers Group	239,088
		Office Electronics—0.2%
20,300		Xerox Corp.	220,255
		Office Equipment—0.3%
14,800		Pitney Bowes, Inc.	372,664
Semi-Annual Shareholder Report
10

Shares		Value
	COMMON STOCKS—continued
	Office Supplies—0.2%
4,500	Avery Dennison Corp.	$221,715
	Oil Gas & Consumable Fuels—0.7%
11,000	Phillips 66	803,990
	Oil Refiner—1.7%
11,600	HollyFrontier Corp.	537,080
6,300	Marathon Petroleum Corp.	548,415
19,000	Valero Energy Corp.	970,900
	TOTAL	2,056,395
	Oil Service, Explore & Drill—0.5%
6,400	Helmerich & Payne, Inc.	563,456
	Oil Well Supply—0.4%
4,100	Baker Hughes, Inc.	232,224
5,700	Halliburton Co.	279,357
	TOTAL	511,581
	Other Communications Equipment—0.4%
7,600	Harris Corp.	526,984
	Paper & Forest Products—0.3%
2,800	Domtar, Corp.	300,748
	Paper Products—0.6%
7,800	International Paper Co.	372,372
3,600	Rock-Tenn Co.	365,328
	TOTAL	737,700
	Personal & Household—0.4%
5,800	Nu Skin Enterprises, Inc., Class A	493,870
	Personal Loans—0.5%
8,000	Capital One Financial Corp.	564,880
	Personnel Agency—0.4%
4,500	Manpower, Inc.	350,550
3,400	Robert Half International, Inc.	142,052
	TOTAL	492,602
	Poultry Products—0.5%
14,500	Tyson Foods, Inc., Class A	542,300
	Printing—0.2%
9,700	Donnelley (R.R.) & Sons Co.	179,159
	Property Liability Insurance—2.9%
3,400	Ace Ltd.	318,954
3,200	Chubb Corp.	270,528
5,200	Everest Re Group Ltd.	752,752
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—continued
10,700		HCC Insurance Holdings, Inc.	$459,137
5,200		PartnerRe Ltd.	510,484
3,900		Platinum Underwriters Holdings Ltd.	221,676
11,200		The Travelers Cos., Inc.	910,336
		TOTAL	3,443,867
		Recreational Vehicles—0.1%
1,400		Polaris Industries, Inc., Class A	175,280
		Regional Banks—4.9%
23,300		BB&T Corp.	871,653
1,700		City National Corp.	122,995
7,300		Comerica, Inc.	334,340
29,599		Fifth Third Bancorp	622,192
17,200		Huntington Bancshares, Inc.	156,004
17,600		KeyCorp	224,576
12,900		PNC Financial Services Group	1,030,452
22,700		SunTrust Banks, Inc.	840,354
29,100		Wells Fargo & Co.	1,319,394
7,200		Zions Bancorp	207,000
		TOTAL	5,728,960
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	79,808
		Restaurants—0.2%
3,600		Green Mountain Coffee, Inc.	291,600
		Road & Rail—0.2%
3,100		Norfolk Southern Corp.	287,029
		Securities Brokerage—1.1%
5,800		Goldman Sachs Group, Inc.	951,896
10,700		Morgan Stanley	315,757
		TOTAL	1,267,653
		Semiconductor Distribution—1.6%
25,913	[1]	Arrow Electronics, Inc.	1,331,410
14,515		Avnet, Inc.	596,131
		TOTAL	1,927,541
		Semiconductor Manufacturing—0.6%
23,500		Intel Corp.	576,690
5,500	[1]	Omnivision Technologies, Inc.	84,645
400		Xilinx, Inc.	18,568
		TOTAL	679,903
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—0.3%
11,100		Broadcom Corp.	$330,336
		Services to Medical Professionals—3.2%
1,800		Aetna, Inc.	122,994
2,000	[1]	Henry Schein, Inc.	229,780
7,600		Humana, Inc.	739,480
3,100	[1]	Laboratory Corp. of America Holdings	278,473
4,800		Omnicare, Inc.	299,808
7,600		Quest Diagnostics, Inc.	399,000
12,700		UnitedHealth Group, Inc.	917,956
8,573		Wellpoint, Inc.	737,278
		TOTAL	3,724,769
		Soft Drinks—1.2%
14,400		Coca-Cola Enterprises, Inc.	623,376
13,800		Dr. Pepper Snapple Group, Inc.	660,744
1,700		PepsiCo, Inc.	136,612
		TOTAL	1,420,732
		Software Packaged/Custom—2.1%
19,200		CA, Inc.	615,936
2,000	[1]	Commvault Systems, Inc.	138,140
7,300		Computer Sciences Corp.	440,993
6,800	[1]	Electronic Arts, Inc.	179,520
4,600		Microsoft Corp.	174,110
12,300		Oracle Corp.	453,870
22,200		Symantec Corp.	475,302
		TOTAL	2,477,871
		Specialty Chemicals—0.8%
2,500		Airgas, Inc.	258,100
4,200		Ashland, Inc.	389,802
12,400		Huntsman Corp.	271,808
		TOTAL	919,710
		Specialty Retailing—2.1%
8,000		Abercrombie & Fitch Co., Class A	283,040
2,600	[1]	AutoNation, Inc.	128,414
4,800	[1]	Bed Bath & Beyond, Inc.	306,480
2,900	[1]	Big Lots, Inc.	77,691
15,487		CVS Caremark Corp.	1,048,780
500	[1]	Dollar General Corp.	28,160
3,800		GNC Acquisition Holdings, Inc.	194,218
Semi-Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
2,700		Nordstrom, Inc.	$155,115
16,300		Staples, Inc.	214,508
1,400		Williams-Sonoma, Inc.	76,328
		TOTAL	2,512,734
		Technology Hardware & Equipment—0.1%
6,300		EMC Corp.	152,712
		Telecommunication Equipment & Services—1.5%
2,400	[1]	Anixter International, Inc.	210,528
22,700		Cisco Systems, Inc.	497,357
15,500		Corning, Inc.	266,755
4,000		Motorola, Inc.	255,200
7,200		Qualcomm, Inc.	534,384
		TOTAL	1,764,224
		Telephone Utility—0.6%
26,200		CenturyLink, Inc.	756,132
		Toys & Games—0.3%
7,600		Hasbro, Inc.	373,312
		Undesignated Consumer Cyclicals—0.5%
8,300		Herbalife Ltd.	534,271
2,100		Weight Watchers International, Inc.	56,763
		TOTAL	591,034
		Uniforms—0.6%
6,500		Cintas Corp.	370,955
6,900	[1]	Lam Research Corp.	349,209
		TOTAL	720,164
		TOTAL COMMON STOCKS (IDENTIFIED COST $92,910,351)	115,628,304
		INVESTMENT COMPANY—2.1%
2,491,974	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	2,491,974
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $95,402,325)[4]	118,120,278
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(54,113)
		TOTAL NET ASSETS—100%	$118,066,165
Semi-Annual Shareholder Report
14

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.26	$12.73	$12.48	$10.54	$9.91	$14.05
Income From Investment Operations:
Net investment income	0.04[1]	0.09[1]	0.06[1]	0.03[1]	0.05[1]	0.06[1]
Net realized and unrealized gain (loss) on investments	1.42	4.49	0.19	1.96	0.67	(4.15)
TOTAL FROM INVESTMENT OPERATIONS	1.46	4.58	0.25	1.99	0.72	(4.09)
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	—	(0.05)	(0.09)	(0.05)
Net Asset Value, End of Period	$18.62	$17.26	$12.73	$12.48	$10.54	$9.91
Total Return[2]	8.44%	36.10%	2.00%	18.87%	7.18%	(29.07)%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.35%	1.35%	1.34%	1.29%	1.34%
Net investment income	0.41%[3]	0.59%	0.48%	0.21%	0.44%	0.64%
Expense waiver/reimbursement[4]	0.12%[3]	0.16%	0.40%	0.31%	0.25%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,749	$34,092	$29,365	$40,227	$54,437	$81,898
Portfolio turnover	18%	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.55	$12.26	$12.12	$10.27	$9.66	$13.73
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.35	4.32	0.18	1.92	0.65	(4.05)
TOTAL FROM INVESTMENT OPERATIONS	1.32	4.29	0.14	1.85	0.61	(4.07)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Net Asset Value, End of Period	$17.87	$16.55	$12.26	$12.12	$10.27	$9.66
Total Return[3]	7.98%	34.99%	1.16%	18.01%	6.33%	(29.64)%
Ratios to Average Net Assets:
Net expenses	2.15%[4]	2.15%	2.15%	2.13%	2.08%	2.14%
Net investment income (loss)	(0.39)%[4]	(0.21)%	(0.32)%	(0.59)%	(0.36)%	(0.17)%
Expense waiver/reimbursement[5]	0.10%[4]	0.11%	0.36%	0.29%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,011	$27,674	$24,440	$31,129	$39,524	$52,546
Portfolio turnover	18%	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.09	$12.62	$12.44	$10.52	$9.91	$14.10
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	0.02[1]	(0.00)[1,2]	(0.04)[1]	(0.01)[1]	0.01[1]
Net realized and unrealized gain (loss) on investments	1.40	4.45	0.18	1.97	0.68	(4.16)
TOTAL FROM INVESTMENT OPERATIONS	1.40	4.47	0.18	1.93	0.67	(4.15)
Less Distributions:
Distributions from net investment income	(0.03)	—	—	(0.01)	(0.06)	(0.04)
Net Asset Value, End of Period	$18.46	$17.09	$12.62	$12.44	$10.52	$9.91
Total Return[3]	8.19%	35.42%	1.45%	18.33%	6.71%	(29.42)%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.83%	1.85%	1.83%	1.75%	1.80%
Net investment income (loss)	(0.03)%[4]	0.11%	(0.02)%	(0.31)%	(0.09)%	0.15%
Expense waiver/reimbursement[5]	0.01%[4]	0.02%	0.25%	0.19%	0.18%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,306	$4,089	$2,718	$2,973	$2,300	$1,937
Portfolio turnover	18%	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.45	$12.87	$12.61	$10.66	$10.02	$14.22
Income From Investment Operations:
Net investment income	0.06[1]	0.12[1]	0.09[1]	0.05[1]	0.08[1]	0.09[1]
Net realized and unrealized gain (loss) on investments	1.44	4.55	0.19	1.99	0.68	(4.20)
TOTAL FROM INVESTMENT OPERATIONS	1.50	4.67	0.28	2.04	0.76	(4.11)
Less Distributions:
Distributions from net investment income	(0.14)	(0.09)	(0.02)	(0.09)	(0.12)	(0.09)
Net Asset Value, End of Period	$18.81	$17.45	$12.87	$12.61	$10.66	$10.02
Total Return[2]	8.57%	36.46%	2.23%	19.14%	7.54%	(28.84)%
Ratios to Average Net Assets:
Net expenses	1.10%[3]	1.10%	1.10%	1.08%	1.01%	1.06%
Net investment income	0.66%[3]	0.84%	0.73%	0.45%	0.69%	0.90%
Expense waiver/reimbursement[4]	0.03%[3]	0.05%	0.27%	0.19%	0.20%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,000	$39,932	$39,101	$43,197	$41,958	$50,031
Portfolio turnover	18%	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $2,491,974 of investment in an affiliated holding (Note 5) (identified cost $95,402,325)		$118,120,278
Income receivable		66,823
Receivable for investments sold		287,432
Receivable for shares sold		201,586
TOTAL ASSETS		118,676,119
Liabilities:
Payable for investments purchased	$438,541
Payable for shares redeemed	65,880
Payable for transfer agent fee	35,579
Payable for portfolio accounting fees	13,785
Payable for distribution services fee (Note 5)	21,977
Payable for shareholder services fee (Note 5)	14,028
Accrued expenses (Note 5)	20,164
TOTAL LIABILITIES		609,954
Net assets for 6,389,476 shares outstanding		$118,066,165
Net Assets Consist of:
Paid-in capital		$201,879,615
Net unrealized appreciation of investments		22,717,953
Accumulated net realized loss on investments		(106,680,382)
Undistributed net investment income		148,979
TOTAL NET ASSETS		$118,066,165
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($39,749,067 ÷ 2,135,117 shares outstanding), no par value, unlimited shares authorized	$18.62
Offering price per share (100/94.50 of $18.62)	$19.70
Redemption proceeds per share	$18.62
Class C Shares:
Net asset value per share ($31,011,366 ÷ 1,735,247 shares outstanding), no par value, unlimited shares authorized	$17.87
Offering price per share	$17.87
Redemption proceeds per share (99.00/100 of $17.87)	$17.69
Class R Shares:
Net asset value per share ($4,305,969 ÷ 233,244 shares outstanding), no par value, unlimited shares authorized	$18.46
Offering price per share	$18.46
Redemption proceeds per share	$18.46
Institutional Shares:
Net asset value per share ($42,999,763 ÷ 2,285,868 shares outstanding), no par value, unlimited shares authorized	$18.81
Offering price per share	$18.81
Redemption proceeds per share	$18.81
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Dividends (including $741 received from an affiliated holding (Note 5))			$977,422
Expenses:
Investment adviser fee (Note 5)		$416,358
Administrative fee (Note 5)		43,357
Custodian fees		5,382
Transfer agent fee (Note 2)		89,660
Directors'/Trustees' fees (Note 5)		791
Auditing fees		11,931
Legal fees		4,425
Portfolio accounting fees		40,422
Distribution services fee (Note 5)		122,525
Shareholder services fee (Note 5)		82,544
Share registration costs		24,937
Printing and postage		20,369
Insurance premiums (Note 5)		2,090
Miscellaneous (Note 5)		4,782
TOTAL EXPENSES		869,573
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,905)
Reimbursement of transfer agent fee (Note 2)	(38,768)
TOTAL WAIVER AND REIMBURSEMENTS		(41,673)
Net expenses			827,900
Net investment income			149,522
Realized and Unrealized Gain on Investments:
Net realized gain on investments			4,931,827
Net change in unrealized appreciation of investments			3,527,127
Net realized and unrealized gain on investments			8,458,954
Change in net assets resulting from operations			$8,608,476
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$149,522	$486,387
Net realized gain on investments	4,931,827	16,243,619
Net change in unrealized appreciation/depreciation of investments	3,527,127	14,544,294
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,608,476	31,274,300
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(197,693)	(106,540)
Class R Shares	(7,299)	—
Institutional Shares	(281,874)	(261,222)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(486,866)	(367,762)
Share Transactions:
Proceeds from sale of shares	18,805,843	11,741,209
Net asset value of shares issued to shareholders in payment of distributions declared	472,234	356,920
Cost of shares redeemed	(15,120,366)	(32,842,623)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,157,711	(20,744,494)
Change in net assets	12,279,321	10,162,044
Net Assets:
Beginning of period	105,786,844	95,624,800
End of period (including undistributed net investment income of $148,979 and $486,323, respectively)	$118,066,165	$105,786,844
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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24

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
25

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer agent fees unique to those classes. For the six months ended January 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$32,969	$(20,333)
Class C Shares	32,360	(14,238)
Class R Shares	5,867	—
Institutional Shares	18,464	(4,197)
TOTAL	$89,660	$(38,768)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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26

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	356,433	$6,566,166	231,485	$3,568,491
Shares issued to shareholders in payment of distributions declared	9,944	190,534	7,539	102,227
Shares redeemed	(206,853)	(3,709,611)	(570,687)	(8,308,541)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	159,524	$3,047,089	(331,663)	$(4,637,823)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	250,678	$4,321,555	266,944	$3,858,944
Shares redeemed	(187,856)	(3,242,558)	(588,695)	(8,276,741)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	62,822	$1,078,997	(321,751)	$(4,417,797)
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27

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	55,649	$996,758	92,593	$1,367,905
Shares issued to shareholders in payment of distributions declared	385	7,299	—	—
Shares redeemed	(62,072)	(1,117,773)	(68,716)	(1,004,027)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,038)	$(113,716)	23,877	$363,878

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	366,183	$6,921,364	199,183	$2,945,869
Shares issued to shareholders in payment of distributions declared	14,181	274,402	18,604	254,693
Shares redeemed	(382,789)	(7,050,425)	(967,066)	(15,253,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,425)	$145,341	(749,279)	$(12,052,752)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	213,883	$4,157,711	(1,378,816)	$(20,744,494)
4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $95,402,325. The net unrealized appreciation of investments for federal tax purposes was $22,717,953. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,075,411 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,357,458.
At July 31, 2013, the Fund had a capital loss carryforward of $111,474,940 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$41,884,059	NA	$41,884,059
2018	$69,590,881	NA	$69,590,881
As the result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
Semi-Annual Shareholder Report
28

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2014, the Adviser waived $1,624 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$111,696
Class R Shares	10,829
TOTAL	$122,525
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $8,704 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $5,913 in sales charges from the sale of Class A Shares. FSC also retained $458 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Share to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$45,312
Class C Shares	37,232
TOTAL	$82,544
For the six months ended January 31, 2014, FSSC received $1,751 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2014, the Adviser reimbursed $1,281. Transactions involving the affiliated holding during the six months ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	2,182,008
Purchases/Additions	15,783,180
Sales/Reductions	(15,473,214)
Balance of Shares Held 1/31/2014	2,491,974
Value	$2,491,974
Dividend Income	$741
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2014, were as follows:
Purchases	$22,992,420
Sales	$19,332,476
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,084.40	$7.09
Class C Shares	$1,000	$1,079.80	$11.27
Class R Shares	$1,000	$1,081.90	$9.45
Institutional Shares	$1,000	$1,085.70	$5.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.87
Class C Shares	$1,000	$1,014.37	$10.92
Class R Shares	$1,000	$1,016.13	$9.15
Institutional Shares	$1,000	$1,019.66	$5.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.80%
Institutional Shares	1.10%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated MDT Series (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 26,533,246.317 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	13,608,392.908	253,752.799
Maureen Lally-Green	13,676,380.969	185,764.738
Thomas M. O'Neill	13,614,614.261	247,531.446
P. Jerome Richey	13,657,897.750	204,247.957
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
35

Evaluation and Approval of Advisory Contract–May 2013
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
36361 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	56.5%
Corporate Debt Securities	13.9%
International Equity Securities (including International Exchange-Traded Fund)	10.4%
Mortgage-Backed Securities[2]	4.7%
U.S. Treasury Securities[3]	3.7%
Collateralized Mortgage Obligations	2.3%
Trade Finance Agreements	0.9%
Asset-Backed Securities	0.8%
Foreign Debt Securities	0.6%
Commercial Mortgage-Backed Securities	0.3%
Municipal Security	0.1%
Floating Rate Loan[4]	0.0%
Cash Equivalents[5]	6.4%
Derivative Contracts[6]	(0.1)%
Other Assets and Liabilities—Net[7]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Also includes $90,703 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2014, the Fund's industry composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Regional Banks	4.5%
Money Center Bank	3.8%
Real Estate Investment Trusts	3.3%
Biotechnology	2.9%
Services to Medical Professionals	2.9%
Property Liability Insurance	2.7%
Software Packaged/Custom	2.6%
Specialty Retailing	2.6%
Computer Peripherals	2.2%
Defense Aerospace	2.2%
Electric Utility	2.2%
Financial Services	2.1%
Integrated Domestic Oil	2.1%
Telecommunication Equipment & Services	2.1%
Defense Electronics	2.0%
Department Stores	2.0%
Oil Refiner	1.9%
Ethical Drugs	1.7%
Construction Machinery	1.6%
Oil Gas & Consumable Fuels	1.6%
Grocery Chain	1.5%
Semiconductor Distribution	1.5%
Broadcasting	1.4%
Computers–Midrange	1.4%
Multi-Line Insurance	1.3%
AT&T Divestiture	1.2%
Internet Services	1.2%
Medical Supplies	1.2%
Computer Stores	1.1%
Crude Oil & Gas Production	1.1%
Integrated International Oil	1.1%
Semi-Annual Shareholder Report

Industry Composition	Percentage of Equity Securities
Life Insurance	1.1%
Clothing Stores	1.0%
Securities Brokerage	1.0%
Soft Drinks	1.0%
Other[9]	32.9%
TOTAL	100.0%
8	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
9	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—58.8%
		Agricultural Chemicals—0.3%
1,100		CF Industries Holdings, Inc.	$253,946
1,600		Scotts Co.	95,024
		TOTAL	348,970
		Agricultural Machinery—0.6%
4,100		AGCO Corp.	218,653
6,000		Deere & Co.	515,760
170		Lindsay Manufacturing Co.	14,450
		TOTAL	748,863
		Air Freight & Logistics—0.0%
300		FedEx Corp.	39,996
		Airline - National—0.4%
12,800	[1]	United Continental Holdings, Inc.	586,752
		Airline - Regional—0.2%
3,562		Alaska Air Group, Inc.	281,648
417	[1]	Spirit Airlines, Inc.	19,557
		TOTAL	301,205
		Airlines—0.2%
6,500		Delta Air Lines, Inc.	198,965
		Apparel—0.3%
2,036	[1]	Ann, Inc.	65,844
1,700		Carter's, Inc.	114,325
927	[1]	Express, Inc.	16,056
507	[1]	G-III Apparel Group Ltd.	35,475
3,800		Guess?, Inc.	106,590
1,600		V.F. Corp.	93,520
		TOTAL	431,810
		AT&T Divestiture—0.7%
17,800		AT&T, Inc.	593,096
6,900		Verizon Communications	331,338
		TOTAL	924,434
		Auto Components—0.4%
3,300		Lear Corp.	238,689
1,800	[1]	TRW Automotive Holdings Corp.	133,470
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Auto Components—continued
2,394	[1]	Tenneco Automotive, Inc.	$136,075
		TOTAL	508,234
		Auto Manufacturing—0.4%
19,700		Ford Motor Co.	294,712
6,100		General Motors Co.	220,088
		TOTAL	514,800
		Auto Part Replacement—0.0%
446		Standard Motor Products, Inc.	14,589
		Auto Rentals—0.2%
3,400	[1]	United Rentals, Inc.	275,196
		Biotechnology—1.7%
42	[1]	Aegerion Pharmaceuticals, Inc.	2,519
305	[1]	Air Methods Corp.	15,686
2,400	[1]	Alexion Pharmaceuticals, Inc.	380,952
3,100		Amgen, Inc.	368,745
1,900	[1]	Biogen Idec, Inc.	594,016
1,800	[1]	Celgene Corp.	273,474
4,900	[1]	Gilead Sciences, Inc.	395,185
603	[1]	INSYS Therapeutics, Inc.	35,474
1,900	[1]	Medivation, Inc.	151,240
582	[1]	Oncomed Pharmaceuticals, Inc.	17,559
786	[1]	Portola Pharmaceuticals, Inc.	20,963
520		Questcor Pharmaceuticals, Inc.	34,845
351	[1]	Seattle Genetics, Inc.	15,746
		TOTAL	2,306,404
		Broadcasting—0.8%
4,800		American Tower Corp.	388,224
10,100	[1]	DirecTV	701,243
		TOTAL	1,089,467
		Building Materials—0.3%
3,500		Fortune Brands Home & Security, Inc.	157,710
2,200		Lennox International, Inc.	190,432
311	[1]	Trex Co., Inc.	21,873
170		Watsco, Inc.	16,085
		TOTAL	386,100
		Building Supply Stores—0.4%
4,000		Home Depot, Inc.	307,400
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Building Supply Stores—continued
6,100		Lowe's Cos., Inc.	$282,369
		TOTAL	589,769
		Cable & Wireless Television—0.2%
2,400		Time Warner Cable, Inc.	319,848
		Cable TV—0.4%
3,500		CBS Corp., Class B	205,520
5,600		Comcast Corp., Class A	304,920
		TOTAL	510,440
		Chemicals—0.3%
5,500		LyondellBasell Industries NV - Class A	433,180
		Closed End Fund—0.3%
4,100	[1]	Berkshire Hathaway, Inc., Class B	457,560
		Clothing Stores—0.6%
1,200	[1]	Children's Place Retail Stores, Inc.	63,204
8,200		Gap (The), Inc.	312,256
5,300		Hanesbrands, Inc.	377,042
		TOTAL	752,502
		Commercial Banks—0.1%
6,300	[1]	Popular, Inc.	166,320
		Commodity Chemicals—0.3%
1,000		PPG Industries, Inc.	182,360
2,100		RPM International, Inc.	83,307
1,400		Westlake Chemical Corp.	170,156
		TOTAL	435,823
		Computer Peripherals—1.3%
4,200		EMC Corp. Mass	101,808
2,800		Lexmark International, Inc.	109,732
6,500		NetApp, Inc.	275,210
7,300		Sandisk Corp.	507,715
581	[1]	Synaptics, Inc.	33,907
8,600		Western Digital Corp.	741,062
		TOTAL	1,769,434
		Computer Services—0.1%
900	[1]	CACI International, Inc., Class A	66,618
288		Fair Isaac & Co., Inc.	15,656
892	[1]	Manhattan Associates, Inc.	30,078
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Computer Services—continued
394	[1]	Syntel, Inc.	$33,194
		TOTAL	145,546
		Computer Stores—0.7%
7,400		GameStop Corp.	259,518
1,900	[1]	Insight Enterprises, Inc.	40,090
11,300	[1]	Tech Data Corp.	609,296
		TOTAL	908,904
		Computers - High End—0.5%
3,800		International Business Machines Corp.	671,384
		Computers - Midrange—0.8%
39,200		Hewlett-Packard Co.	1,136,800
		Construction Machinery—1.0%
2,400		Caterpillar, Inc.	225,384
4,300		Joy Global, Inc.	226,997
14,400		Trinity Industries, Inc.	838,512
		TOTAL	1,290,893
		Consumer Finance—0.1%
1,900		American Express Co.	161,538
		Cosmetics & Toiletries—0.3%
9,700		Avon Products, Inc.	144,433
1,200		Estee Lauder Cos., Inc., Class A	82,488
591		Inter Parfums, Inc.	19,231
4,519	[1]	Sally Beauty Holdings, Inc.	128,249
		TOTAL	374,401
		Crude Oil & Gas Production—0.7%
4,600		Apache Corp.	369,196
6,400		Chesapeake Energy Corp.	172,224
5,300		Devon Energy Corp.	313,866
768		Energy XXI Bermuda	17,626
735	[1]	Stone Energy Corp.	22,748
		TOTAL	895,660
		Defense Aerospace—1.3%
2,200		Alliant Techsystems, Inc.	316,140
2,300	[1]	B/E Aerospace, Inc.	182,781
1,500		Boeing Co.	187,890
2,100		General Dynamics Corp.	212,751
375	[1]	Hexcel Corp.	15,630
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
3,900		Lockheed Martin Corp.	$588,549
315	[1]	Teledyne Technologies, Inc.	28,939
6,600		Textron, Inc.	234,300
		TOTAL	1,766,980
		Defense Electronics—1.2%
3,400	[1]	First Solar, Inc.	171,972
2,400		L-3 Communications Holdings, Inc.	266,568
6,900		Northrop Grumman Corp.	797,295
3,800		Raytheon Co.	361,266
		TOTAL	1,597,101
		Department Stores—1.2%
10,400		Kohl's Corp.	526,552
11,000		Macy's, Inc.	585,200
2,000	[1]	Sears Holdings Corp.	72,740
7,200		Target Corp.	407,808
		TOTAL	1,592,300
		Discount Department Stores—0.3%
4,700		Foot Locker, Inc.	181,420
3,800		Wal-Mart Stores, Inc.	283,784
		TOTAL	465,204
		Diversified Consumer Services—0.2%
300	[1]	Grahm Holdings Co.	187,818
224	[1]	Outerwall, Inc.	14,405
		TOTAL	202,223
		Diversified Leisure—0.4%
3,300	[1]	Bally Technologies, Inc.	241,956
4,400		Las Vegas Sand Corp.	336,688
		TOTAL	578,644
		Drug Store—0.2%
5,800		Walgreen Co.	332,630
		Education & Training Services—0.3%
8,100	[1]	Apollo Education Group, Inc.	261,549
1,500		DeVry Education Group, Inc.	54,210
702	[1]	Grand Canyon Education, Inc.	30,762
1,794	[1]	ITT Educational Services, Inc.	52,743
		TOTAL	399,264
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric & Electronic Original Equipment Manufactures—0.0%
648	[1]	Generac Holdings, Inc.	$31,188
		Electric Utility—1.3%
15,600		AES Corp.	219,336
4,600		Ameren Corp.	174,064
3,400		American Electric Power Co., Inc.	165,954
7,000		Edison International	337,120
4,200		Entergy Corp.	264,726
7,300		Exelon Corp.	211,700
4,300		PPL Corp.	131,451
6,800		Public Service Enterprises Group, Inc.	226,712
		TOTAL	1,731,063
		Electrical - Radio & TV—0.1%
1,400		Harman International Industries, Inc.	144,802
		Electrical Equipment—0.0%
484		EnerSys, Inc.	32,941
40		Littelfuse, Inc.	3,580
		TOTAL	36,521
		Electronic Equipment Instruments & Components—0.1%
7,000	[1]	Sanmina Corp.	117,040
		Electronic Instruments—0.0%
668	[1]	IRobot Corp.	23,607
362		Methode Electronics, Inc., Class A	12,185
		TOTAL	35,792
		Electronic Test/Measuring Equipment—0.0%
1,400	[1]	Itron, Inc.	56,532
		Energy Equipment & Services—0.1%
2,700		Baker Hughes, Inc.	152,928
		Ethical Drugs—1.0%
5,400		Abbott Laboratories	197,964
467	[1]	Ligand Pharmaceuticals, Inc., Class B	28,926
7,500		Lilly (Eli) & Co.	405,075
1,400		Merck & Co., Inc.	74,158
9,500		Pfizer, Inc.	288,800
3,300	[1]	United Therapeutics Corp.	338,646
		TOTAL	1,333,569
		Financial Services—1.3%
4,600		Ameriprise Financial, Inc.	485,944
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financial Services—continued
677		Deluxe Corp.	$32,868
4,200		Discover Financial Services	225,330
1,700		Dun & Bradstreet Corp.	187,000
532		Financial Engines, Inc.	32,410
1,400	[1]	FleetCor Technologies, Inc.	148,848
261		Heartland Payment Systems, Inc.	11,252
4,000		Mastercard, Inc., Class A	302,720
1,600		Nelnet, Inc., Class A	59,600
542	[1]	Portfolio Recovery Associates, Inc.	27,219
6,900		SLM Holding Corp.	157,044
616	[1]	Xoom Corp.	16,872
		TOTAL	1,687,107
		Food Wholesaling—0.1%
2,600		Ingredion, Inc.	161,980
		Furniture—0.0%
677	[1]	Select Comfort Corp.	11,083
		Generic Drugs—0.4%
1,211	[1]	Impax Laboratories, Inc.	28,023
341	[1]	Lannett Co., Inc.	12,044
12,400	[1]	Mylan, Inc.	563,084
		TOTAL	603,151
		Grocery Chain—0.9%
397		Casey's General Stores, Inc.	27,262
20,000		Kroger Co.	722,000
13,700		Safeway, Inc.	427,988
		TOTAL	1,177,250
		Health Care Providers & Services—0.3%
3,800	[1]	Express Scripts Holding Co.	283,822
3,100	[1]	HCA Holdings, Inc.	155,837
		TOTAL	439,659
		Home Building—0.0%
4		Ryland Group, Inc.	179
		Home Health Care—0.0%
472	[1]	Wellcare Health Plans, Inc.	30,732
		Home Products—0.5%
3,100		Energizer Holdings, Inc.	292,950
3,800		Newell Rubbermaid, Inc.	117,420
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Home Products—continued
2,898		Tupperware Brands Corp.	$227,087
		TOTAL	637,457
		Hospitals—0.1%
1,900	[1]	Community Health Systems, Inc.	78,679
		Hotels—0.2%
4,100		Wyndham Worldwide Corp.	290,854
		Household Appliances—0.5%
57	[1]	Middleby Corp.	14,055
4,800		Whirlpool Corp.	639,840
		TOTAL	653,895
		Industrial Conglomerates—0.2%
11,100		General Electric Co.	278,943
		Industrial Machinery—0.2%
20		ACTUANT CORP.	684
915	[1]	Rexnord Corp.	23,772
6,200		Terex Corp.	254,200
		TOTAL	278,656
		Insurance Brokerage—0.2%
8,400		Aspen Insurance Holdings Ltd.	326,760
71	[1]	Texas Capital Bancshares, Inc.	4,222
		TOTAL	330,982
		Integrated Domestic Oil—1.2%
12,000		ConocoPhillips	779,400
5,300		Hess Corp.	400,097
14,900		Marathon Oil Corp.	488,571
		TOTAL	1,668,068
		Integrated International Oil—0.7%
3,900		Chevron Corp.	435,357
4,900		Exxon Mobil Corp.	451,584
		TOTAL	886,941
		Internet Services—0.7%
3,300		IAC Interactive Corp.	231,132
1,000	[1]	NetFlix, Inc.	409,330
693	[1]	Overstock.com, Inc.	14,595
200	[1]	Priceline.com, Inc.	228,978
949	[1]	Web.com Group, Inc.	32,076
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Internet Services—continued
1,600	[1]	Yahoo, Inc.	$57,632
		TOTAL	973,743
		Internet Software & Services—0.2%
3,400	[1]	Facebook, Inc.	212,738
		IT Services—0.2%
2,200	[1]	Cognizant Technology Solutions Corp.	213,224
		Life Insurance—0.7%
3,400		MetLife, Inc.	166,770
7,300		Prudential Financial	616,047
1,900		StanCorp Financial Group, Inc.	122,075
		TOTAL	904,892
		Machined Parts Original Equipment Manufacturers—0.0%
433		Applied Industrial Technologies, Inc.	21,884
		Machinery—0.1%
162		Hyster-Yale Materials Handling, Inc.	13,893
3,100		OshKosh Truck Corp.	167,834
		TOTAL	181,727
		Mail Order—0.1%
1,657		HSN, Inc.	90,754
		Maritime—0.0%
218		TAL International Group, Inc.	9,381
		Medical Supplies—0.7%
601	[1]	Align Technology, Inc.	35,712
4,300		Cardinal Health, Inc.	292,486
464	[1]	Haemonetics Corp.	17,581
107	[1]	MWI Veterinary Supply, Inc.	19,930
2,900		McKesson Corp.	505,789
110	[1]	Medidata Solutions, Inc.	6,941
645		Owens & Minor, Inc.	22,343
408		Steris Corp.	18,723
612		West Pharmaceutical Services, Inc.	29,039
		TOTAL	948,544
		Medical Technology—0.4%
638		Cantel Medical Corp.	20,225
487	[1]	Cyberonics, Inc.	32,531
406	[1]	Integra Lifesciences Corp.	18,863
1,900		Medtronic, Inc.	107,464
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Medical Technology—continued
3,600		St. Jude Medical, Inc.	$218,628
1,800		Zimmer Holdings, Inc.	169,146
		TOTAL	566,857
		Metal Fabrication—0.0%
324		Mueller Industries, Inc.	20,166
793		Worthington Industries, Inc.	32,148
		TOTAL	52,314
		Miscellaneous Components—0.3%
855	[1]	Microsemi Corp.	20,041
306		Power Integrations, Inc.	18,124
299	[1]	Proto Labs, Inc.	23,729
22,000	[1]	Vishay Intertechnology, Inc.	298,760
		TOTAL	360,654
		Miscellaneous Food Products—0.4%
9,300		Archer-Daniels-Midland Co.	367,164
4,500		Fresh Del Monte Produce, Inc.	119,070
		TOTAL	486,234
		Money Center Bank—2.3%
29,200		Bank of America Corp.	489,100
9,300		Citigroup, Inc.	441,099
16,600		JPMorgan Chase & Co.	918,976
7,600		State Street Corp.	508,820
7,900		The Bank of New York Mellon Corp.	252,484
11,000		U.S. Bancorp	437,030
		TOTAL	3,047,509
		Mortgage and Title—0.1%
3,500	[1]	CoreLogic, Inc.	111,475
		Multi-Industry Basic—0.0%
2,294	[1]	Graphic Packaging Holding Co.	21,793
1,025		Olin Corp.	26,353
		TOTAL	48,146
		Multi-Industry Capital Goods—0.2%
1,500		3M Co.	192,285
257		Acuity Brands, Inc. Holding Company	32,649
		TOTAL	224,934
		Multi-Industry Transportation—0.0%
511		Brinks Co. (The)	16,168
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—0.8%
11,300		American International Group, Inc.	$541,948
5,900		CIGNA Corp.	509,229
		TOTAL	1,051,177
		Mutual Fund Adviser—0.1%
800	[1]	Affiliated Managers Group	159,392
		Office Electronics—0.1%
14,300		Xerox Corp.	155,155
		Office Equipment—0.2%
10,000		Pitney Bowes, Inc.	251,800
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	137,956
		Offshore Driller—0.0%
100		Bristow Group, Inc.	7,179
		Oil Gas & Consumable Fuels—1.0%
1,400		EOG Resources, Inc.	231,336
5,400		Murphy Oil Corp.	305,694
2,500		Occidental Petroleum Corp.	218,925
7,300		Phillips 66	533,557
		TOTAL	1,289,512
		Oil Refiner—1.1%
1,126		Alon USA Energy, Inc.	17,689
684		Delek US Holdings, Inc.	20,725
8,100		HollyFrontier Corp.	375,030
4,300		Marathon Petroleum Corp.	374,315
13,900		Valero Energy Corp.	710,290
842		Western Refining, Inc.	32,931
		TOTAL	1,530,980
		Oil Service, Explore & Drill—0.3%
4,200		Helmerich & Payne, Inc.	369,768
		Oil Well Supply—0.2%
111	[1]	Dril-Quip, Inc.	11,162
3,900		Halliburton Co.	191,139
		TOTAL	202,301
		Other Communications Equipment—0.4%
6,800		Harris Corp.	471,512
594	[1]	Netgear, Inc.	18,955
		TOTAL	490,467
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Packaged Foods—0.0%
257	[1]	Hain Celestial Group, Inc.	$23,616
258	[1]	United Natural Foods, Inc.	17,433
		TOTAL	41,049
		Paint & Related Materials—0.0%
481		Fuller (H.B.) Co.	22,405
		Paper & Forest Products—0.1%
1,800		Domtar Corp.	193,338
		Paper Products—0.3%
5,300		International Paper Co.	253,022
1,800		Rock-Tenn Co.	182,664
		TOTAL	435,686
		Personal & Household—0.3%
4,566		Nu Skin Enterprises, Inc.	388,795
		Personal Loans—0.3%
6,100		Capital One Financial Corp.	430,721
457		Cash America International, Inc.	16,785
149	[1]	Credit Acceptance Corp.	20,738
		TOTAL	468,244
		Personnel Agency—0.3%
3,500		Manpower Group, Inc.	272,650
329		Maximus, Inc.	13,940
3,000		Robert Half International, Inc.	125,340
		TOTAL	411,930
		Pharmaceuticals—0.2%
1,500	[1]	Jazz Pharmaceuticals PLC.	227,490
		Poultry Products—0.3%
222		Sanderson Farms, Inc.	16,506
10,300		Tyson Foods, Inc., Class A	385,220
		TOTAL	401,726
		Printing—0.1%
7,600		Donnelley (R.R.) & Sons Co.	140,372
		Professional Services—0.0%
190	[1]	CoStar Group, Inc.	32,688
		Property Liability Insurance—1.6%
3,200		Everest Re Group Ltd.	463,232
9,400		HCC Insurance Holdings, Inc.	403,354
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Property Liability Insurance—continued
4,700		PartnerRe Ltd.	$461,399
3,600		Platinum Underwriters Holdings Ltd.	204,624
7,500		The Travelers Cos, Inc.	609,600
		TOTAL	2,142,209
		Real Estate Investment Trusts—1.9%
22,000		DCT Industrial Trust, Inc.	158,400
8,000		DDR Corp.	125,360
22,000		DiamondRock Hospitality Co.	254,760
2,700		EastGroup Properties, Inc.	160,218
5,300		Extra Space Storage, Inc.	241,998
18,900		Kite Realty Group Trust	121,905
12,000		Pebblebrook Hotel Trust	361,560
2,400		Plum Creek Timber Co., Inc.	103,368
2,500		SL Green Realty Corp.	234,425
22,000	[1]	Strategic Hotels & Resorts, Inc.	204,820
25,000		Sunstone Hotel Investors, Inc.	320,750
3,700		Vornado Realty Trust	339,771
		TOTAL	2,627,335
		Recreational Goods—0.0%
435		Sturm Ruger & Co., Inc.	33,134
		Recreational Vehicles—0.1%
753		Brunswick Corp.	31,219
700		Polaris Industries, Inc.	87,640
		TOTAL	118,859
		Regional Banks—2.7%
12,700		BB&T Corp.	475,107
314		Bank of the Ozarks, Inc.	19,908
5,200		Comerica, Inc.	238,160
20,900		Fifth Third Bancorp	439,318
13,300		Huntington Bancshares, Inc.	120,631
21,000		KeyCorp	267,960
7,800		PNC Financial Services Group	623,064
19,500		SunTrust Banks, Inc.	721,890
13,800		Wells Fargo & Co.	625,692
2,400		Zions Bancorp	69,000
		TOTAL	3,600,730
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Rental & Leasing Services—0.0%
2,300		Rent-A-Center, Inc.	$57,362
		Restaurants—0.2%
308		Cracker Barrel Old Country Store, Inc.	30,495
406		Domino's Pizza, Inc.	28,668
2,400		Green Mountain Coffee, Inc.	194,400
278	[1]	Red Robin Gourmet Burgers	17,911
		TOTAL	271,474
		Road & Rail—0.1%
1,800		Norfolk Southern Corp.	166,662
723	[1]	Swift Transportation Co.	15,761
		TOTAL	182,423
		Roofing & Wallboard—0.0%
245	[1]	Beacon Roofing Supply, Inc.	9,259
		Securities Brokerage—0.6%
3,500		Goldman Sachs Group, Inc.	574,420
7,600		Morgan Stanley	224,276
		TOTAL	798,696
		Semiconductor Distribution—0.9%
16,800	[1]	Arrow Electronics, Inc.	863,184
7,100		Avnet, Inc.	291,597
300	[1]	Tyler Technologies, Inc.	31,635
		TOTAL	1,186,416
		Semiconductor Manufacturing—0.3%
1,068	[1]	Cirrus Logic, Inc.	18,700
14,400		Intel Corp.	353,376
133	[1]	Semtech Corp.	3,034
300		Xilinx, Inc.	13,926
		TOTAL	389,036
		Semiconductor Manufacturing Equipment—0.0%
1,130		Mentor Graphics Corp.	23,504
		Semiconductors & Semiconductor Equipment—0.3%
6,800		Broadcom Corp.	202,368
3,700	[1]	Lam Research Corp.	187,257
		TOTAL	389,625
		Services to Medical Professionals—1.7%
1,200		Aetna, Inc.	81,996
621	[1]	Bio-Reference Laboratories, Inc.	16,699
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
569	[1]	Centene Corp.	$34,481
228		Healthcare Services Group, Inc.	6,186
500	[1]	Henry Schein, Inc.	57,445
4,900		Humana, Inc.	476,770
2,100	[1]	Laboratory Corp. of America Holdings	188,643
4,000		Omnicare, Inc.	249,840
3,400		Quest Diagnostics, Inc.	178,500
583	[1]	Team Health Holdings, Inc.	25,162
7,500		UnitedHealth Group, Inc.	542,100
740	[1]	WebMd Health Corp.	35,446
4,800		Wellpoint, Inc.	412,800
		TOTAL	2,306,068
		Shoes—0.1%
1,259	[1]	CROCs, Inc.	19,326
407	[1]	Deckers Outdoor Corp.	31,725
390	[1]	Genesco, Inc.	27,386
		TOTAL	78,437
		Soft Drinks—0.6%
7,500		Coca-Cola Enterprises, Inc.	324,675
7,900		Dr. Pepper Snapple Group, Inc.	378,252
700		PepsiCo, Inc.	56,252
		TOTAL	759,179
		Software Packaged/Custom—1.5%
551	[1]	Advent Software, Inc.	18,106
582	[1]	Aspen Technology, Inc.	26,522
14,300		CA, Inc.	458,744
2,057	[1]	Commvault Systems, Inc.	142,077
5,400		Computer Sciences Corp.	326,214
4,500	[1]	Electronic Arts, Inc.	118,800
793	[1]	Electronics for Imaging, Inc.	33,600
841	[1]	IGATE Capital Corp.	28,384
4,400		Microsoft Corp.	166,540
8,100		Oracle Corp.	298,890
654	[1]	PTC, Inc.	23,334
684		Pegasystems, Inc.	31,081
446	[1]	SS&C Technologies Holdings, Inc.	17,314
16,000		Symantec Corp.	342,560
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
556	[1]	Synchronoss Technologies, Inc.	$14,823
752	[1]	ValueClick, Inc.	16,168
		TOTAL	2,063,157
		Specialty Chemicals—0.5%
1,000		Airgas, Inc.	103,240
710		American Vanguard Corp.	16,500
3,300		Ashland, Inc.	306,273
388		Chemed Corp.	30,621
8,400		Huntsman Corp.	184,128
		TOTAL	640,762
		Specialty Retailing—1.5%
5,200		Abercrombie & Fitch Co., Class A	183,976
616	[1]	Asbury Automotive Group, Inc.	28,964
1,800	[1]	AutoNation, Inc.	88,902
300	[1]	AutoZone, Inc.	148,518
7,100		Best Buy Co., Inc.	167,134
2,400	[1]	Big Lots, Inc.	64,296
9,700		CVS Corp.	656,884
384	[1]	Cabela's, Inc., Class A	25,674
375	[1]	Conn's, Inc.	22,766
3,150		GNC Acquisition Holdings, Inc.	160,997
515		Lithia Motors, Inc., Class A	28,989
330	[1]	Lumber Liquidators Holdings, Inc.	29,367
1,500		Nordstrom, Inc.	86,175
800	[1]	O'Reilly Automotive, Inc.	104,784
527		Penske Automotive Group, Inc.	22,613
529	[1]	Restoration Hardware Holdings, Inc.	30,016
13,300		Staples, Inc.	175,028
		TOTAL	2,025,083
		Surveillance-Detection—0.1%
1,600		Diebold, Inc.	53,744
319		Mine Safety Appliances Co.	16,071
		TOTAL	69,815
		Telecommunication Equipment & Services—1.2%
4,000		Amdocs Ltd.	173,040
2,268	[1]	Anixter International, Inc.	198,949
1,417	[1]	CIENA Corp.	33,059
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—continued
21,300		Cisco Systems, Inc.	$466,683
9,700		Corning, Inc.	166,937
227	[1]	Mastec, Inc.	8,158
3,200		Motorola Solutions, Inc.	204,160
380		Plantronics, Inc.	16,313
4,700		Qualcomm, Inc.	348,834
799	[1]	Ubiquiti Networks, Inc.	32,919
		TOTAL	1,649,052
		Telephone Utility—0.4%
18,800		CenturyLink, Inc.	542,568
		Tobacco—0.2%
6,200		Lorillard, Inc.	305,164
		Toys & Games—0.1%
3,200		Hasbro, Inc.	157,184
		Trucking—0.0%
391	[1]	Old Dominion Freight Lines, Inc.	21,208
		Undesignated Consumer Cyclicals—0.4%
503	[1]	Euronet Worldwide, Inc.	21,559
8,200		Herbalife Ltd.	527,834
456	[1]	Parexel International Corp.	22,257
		TOTAL	571,650
		Undesignated Consumer Staples—0.0%
654	[1]	Medifast, Inc.	17,350
379	[1]	USANA, Inc.	22,691
		TOTAL	40,041
		Undesignated Health—0.0%
1,037		HealthSouth Corp.	32,271
		Uniforms—0.1%
1,500		Cintas Corp.	85,605
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,805,316)	79,543,078
		ASSET-BACKED SECURITIES—0.7%
$26,772		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,969
300,000		Discover Card Master Trust I 2012 - B3, B3, 0.610%, 05/15/2018	299,498
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	187,751
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.647%, 06/20/2017	400,202
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
$25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	$25,201
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $952,817)	940,621
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,361		Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.378%, 3/25/2031	1,411
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	192,490
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	71,103
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	129,150
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	196,377
3,979		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	4,381
7,917		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	8,866
14,327		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	15,963
17,686		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	19,781
1,066		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	1,120
3,377		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	3,539
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	103,518
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	140,886
12,848		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	14,264
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.263%, 2/12/2051	116,066
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.097%, 12/12/2049	56,667
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	102,193
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	146,108
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	107,691
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,137
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,453,984)	1,457,711
		CORPORATE BONDS—9.9%
		Basic Industry - Chemicals—0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	104,099
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Chemicals—continued
$20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	$20,819
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,911
70,000		RPM International, Inc., 6.500%, 02/15/2018	80,877
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,780
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	25,221
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,695
		TOTAL	323,402
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,731
100,000		Alcoa, Inc., 5.870%, 02/23/2022	105,201
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	98,494
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	11,956
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	86,390
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	105,250
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	61,431
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,021
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	16,726
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	100,625
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	101,241
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	150,985
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,538
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,153
		TOTAL	1,017,742
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,269
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,144
		TOTAL	30,413
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	53,037
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	213,110
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,094
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,017
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$50,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	$50,582
		TOTAL	348,840
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	46,562
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,698
		Capital Goods - Diversified Manufacturing—0.2%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,654
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,479
60,000		Dover Corp., Note, 5.450%, 03/15/2018	68,776
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,003
80,000		Hubbell, Inc., 5.950%, 06/01/2018	92,135
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	53,911
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	36,300
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,515
		TOTAL	332,773
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	96,853
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,873
		TOTAL	127,726
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	44,921
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	9,981
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,757
		TOTAL	65,659
		Communications - Media & Cable—0.0%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	25,003
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	35,536
		TOTAL	60,539
		Communications - Media Noncable—0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,814
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	29,619
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,670
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	88,581
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media Noncable—continued
$20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	$20,000
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	105,876
		TOTAL	299,560
		Communications - Telecom Wireless—0.4%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	46,506
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	104,730
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,524
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	54,526
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,402
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,544
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	90,669
		TOTAL	541,901
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	8,975
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	101,272
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	190,856
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	71,181
		TOTAL	372,284
		Consumer Cyclical - Automotive—0.2%
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,860
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	93,702
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,195
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,381
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,205
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	67,146
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,239
		TOTAL	330,728
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	221,853
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,205
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,683
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—continued
$25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	$25,978
		TOTAL	380,719
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	28,368
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,252
		TOTAL	79,620
		Consumer Cyclical - Retailers—0.0%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	51,075
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,768
		TOTAL	61,843
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,447
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,319
		TOTAL	82,766
		Consumer Non-Cyclical - Food/Beverage—0.4%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	101,104
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	110,258
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	47,868
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	187,444
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	25,395
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,008
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,858
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	52,265
		TOTAL	578,200
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	49,543
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	9,946
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,112
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,574
		TOTAL	140,175
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,403
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,904
		TOTAL	46,307
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—0.0%
$10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	$10,487
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,964
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	30,057
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	34,809
		TOTAL	96,830
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	51,790
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,974
25,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.875%, 01/18/2024	24,975
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	98,324
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	82,686
		TOTAL	292,749
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,655
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,856
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	116,021
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	80,300
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,330
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	49,665
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,305
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	52,257
		TOTAL	392,389
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,001
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	20,555
50,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.100%, 09/15/2023	51,630
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,240
		TOTAL	104,426
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,890
30,000		Valero Energy Corp., 7.500%, 04/15/2032	37,635
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$10,000		Valero Energy Corp., 9.375%, 03/15/2019	$13,168
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,233
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	112,146
		TOTAL	210,072
		Financial Institution - Banking—1.9%
74,000		American Express Co., 2.650%, 12/02/2022	70,099
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	52,275
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,733
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,078
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	62,565
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	109,725
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,504
125,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	132,500
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	51,048
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,683
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	106,738
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	27,528
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,928
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	41,879
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,032
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	269,232
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	72,892
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.000%, 5/01/2014	50,660
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	28,823
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	34,517
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	56,024
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	152,948
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	376,852
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	71,196
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	170,962
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,635
30,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/01/2014	30,310
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	103,056
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.750%, 2/01/2018	34,746
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	$78,718
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	119,157
		TOTAL	2,552,043
		Financial Institution - Brokerage—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,747
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	89,647
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	145,387
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	41,704
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,243
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	51,523
		TOTAL	364,251
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	29,009
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 5.460%, 12/21/2065	184,750
		TOTAL	213,759
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	58,236
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,256
		TOTAL	114,492
		Financial Institution - Insurance - Life—0.3%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	199,374
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,806
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	35,548
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,437
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	14,850
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,709
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,480
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,776
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	58,782
		TOTAL	370,762
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	95,723
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	$1,129
75,000		CNA Financial Corp., 6.500%, 08/15/2016	84,374
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,710
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,196
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	100,557
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	96,023
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	54,475
		TOTAL	492,187
		Financial Institution - REITs—0.4%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	47,747
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	51,522
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,886
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,915
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,443
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,951
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	47,540
75,000		Liberty Property LP, 6.625%, 10/01/2017	85,926
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	18,872
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	49,525
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,359
35,000		Simon Property Group LP, 6.750%, 05/15/2014	35,053
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,842
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,563
		TOTAL	552,144
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	30,517
		Technology—0.4%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,156
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	43,938
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	27,559
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	65,939
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,274
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	$94,013
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	21,115
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	101,386
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,431
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	9,957
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	9,971
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,904
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,684
		TOTAL	476,327
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	142,679
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	77,996
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	57,518
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	28,266
		TOTAL	163,780
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	104,494
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,209
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	61,600
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,851
		TOTAL	247,154
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	89,187
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	106,052
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,080
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	76,024
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	98,787
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	24,346
30,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	33,316
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,782
19,641	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	21,314
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	34,850
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	$91,138
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	48,950
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	25,612
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,990
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,592
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,212
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,883
		TOTAL	864,115
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,861
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,979
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	63,412
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,903
		TOTAL	162,155
		Utility - Natural Gas Pipelines—0.2%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	51,662
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	44,518
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	77,202
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,468
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,455
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,441
		TOTAL	267,746
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,755,488)	13,432,521
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,160)	79,650
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
$958		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	971
4,255		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	4,539
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,404)	5,510
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
$70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	$79,060
		U.S. TREASURY—3.7%
514,910		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	508,731
1,277,200		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	1,328,667
750,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	754,949
500,000		United States Treasury Note, 1.250%, 10/31/2018	496,090
800,000		United States Treasury Note, 1.875%, 6/30/2020	795,512
1,100,000		United States Treasury Note, 3.500%, 5/15/2020	1,205,119
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,259,635)	5,089,068
		EXCHANGE-TRADED FUND—8.1%
173,500		iShares MSCI EAFE ETF (IDENTIFIED COST $9,998,277)	11,036,335
		INVESTMENT COMPANIES—17.5%[5]
52,155		Emerging Markets Fixed Income Core Fund	1,729,533
885,137		Federated Mortgage Core Portfolio	8,692,047
7,419,234	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,419,234
157,761		Federated Project and Trade Finance Core Fund	1,523,969
640,761		High Yield Bond Portfolio	4,248,248
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,675,688)	23,613,031
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $119,052,769)[7]	135,276,585
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	33,373
		TOTAL NET ASSETS—100%	$135,309,958
Semi-Annual Shareholder Report

At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	105	$12,665,625	March 2014	$(26,486)
[1]United States Treasury Note 10-Year Long Futures	55	$6,916,250	March 2014	$19,673
[1]United States Treasury Bond Ultra Short Futures	14	$2,013,375	March 2014	$(78,438)
[1]United States Treasury Long Bond Short Futures	15	$2,003,906	March 2014	$(46,206)
[1]United States Treasury Note 2-Year Short Futures	100	$22,020,313	March 2014	$(225)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(131,682)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $2,896,682, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $2,674,829, which represented 2.0% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $119,061,509.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$76,422,503	$—	$—	$76,422,503
International	3,120,575	—	—	3,120,575
Debt Securities:
Asset-Backed Securities	—	940,621	—	940,621
Collateralized Mortgage Obligations	—	1,457,711	—	1,457,711
Corporate Bonds	—	13,432,521	—	13,432,521
Foreign Government/Agency	—	79,650	—	79,650
Mortgage-Backed Securities	—	5,510	—	5,510
Municipal Bond	—	79,060	—	79,060
U.S. Treasury	—	5,089,068	—	5,089,068
Exchange-Traded Fund	11,036,335	—	—	11,036,335
Investment Companies[1]	22,089,062	1,523,969	—	23,613,031
TOTAL SECURITIES	$112,668,475	$22,608,110	$—	$135,276,585
OTHER FINANCIAL INSTRUMENTS[2]	$(131,682)	$—	$—	$(131,682)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investments Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.35	$12.20	$12.17	$10.86	$10.17	$12.51
Income From Investment Operations:
Net investment income	0.07[1]	0.14[1]	0.17[1]	0.15[1]	0.16[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.75	2.19	0.02	1.33	0.71	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	0.82	2.33	0.19	1.48	0.87	(2.07)
Less Distributions:
Distributions from net investment income	(0.15)	(0.18)	(0.16)	(0.17)	(0.18)	(0.27)
Net Asset Value, End of Period	$15.02	$14.35	$12.20	$12.17	$10.86	$10.17
Total Return[2]	5.68%	19.28%	1.65%	13.67%	8.51%	(16.35)%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.30%	1.30%	1.28%	1.21%	1.30%
Net investment income	0.90%[3]	1.10%	1.43%	1.27%	1.47%	2.03%
Expense waiver/reimbursement[4]	0.11%[3]	0.11%	0.28%	0.23%	0.25%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,321	$50,340	$48,774	$57,358	$86,018	$105,635
Portfolio turnover	17%	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.16	$12.03	$11.99	$10.70	$10.03	$12.30
Income From Investment Operations:
Net investment income	0.01[1]	0.04[1]	0.08[1]	0.06[1]	0.08[1]	0.13[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.74	2.16	0.03	1.31	0.69	(2.23)
TOTAL FROM INVESTMENT OPERATIONS	0.75	2.20	0.11	1.37	0.77	(2.10)
Less Distributions:
Distributions from net investment income	(0.04)	(0.07)	(0.07)	(0.08)	(0.10)	(0.17)
Net Asset Value, End of Period	$14.87	$14.16	$12.03	$11.99	$10.70	$10.03
Total Return[2]	5.28%	18.41%	0.93%	12.85%	7.63%	(16.95)%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.05%	2.05%	2.04%	1.96%	2.05%
Net investment income	0.15%[3]	0.36%	0.68%	0.52%	0.71%	1.28%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.24%	0.19%	0.22%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,874	$35,450	$34,193	$45,512	$49,907	$55,582
Portfolio turnover	17%	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.33	$12.17	$12.12	$10.83	$10.14	$12.51
Income From Investment Operations:
Net investment income	0.05[1]	0.09[1]	0.11[1]	0.09[1]	0.10[1]	0.15[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.75	2.19	0.03	1.32	0.72	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	0.80	2.28	0.14	1.41	0.82	(2.12)
Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.09)	(0.12)	(0.13)	(0.25)
Net Asset Value, End of Period	$15.03	$14.33	$12.17	$12.12	$10.83	$10.14
Total Return[2]	5.56%	18.84%	1.19%	13.08%	8.01%	(16.75)%
Ratios to Average Net Assets:
Net expenses	1.58%[3]	1.69%	1.80%	1.79%	1.70%	1.79%
Net investment income	0.62%[3]	0.70%	0.93%	0.77%	0.96%	1.56%
Expense waiver/reimbursement[4]	0.06%[3]	0.06%	0.22%	0.17%	0.21%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$421	$417	$526	$665	$673	$597
Portfolio turnover	17%	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.39	$12.23	$12.21	$10.90	$10.21	$12.57
Income From Investment Operations:
Net investment income	0.09[1]	0.18[1]	0.20[1]	0.18[1]	0.19[1]	0.23[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.75	2.19	0.02	1.34	0.71	(2.28)
TOTAL FROM INVESTMENT OPERATIONS	0.84	2.37	0.22	1.52	0.90	(2.05)
Less Distributions:
Distributions from net investment income	(0.18)	(0.21)	(0.20)	(0.21)	(0.21)	(0.31)
Net Asset Value, End of Period	$15.05	$14.39	$12.23	$12.21	$10.90	$10.21
Total Return[2]	5.84%	19.63%	1.87%	13.99%	8.74%	(16.13)%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.05%	1.05%	1.04%	0.96%	1.05%
Net investment income	1.15%[3]	1.35%	1.69%	1.52%	1.71%	2.29%
Expense waiver/reimbursement[4]	0.06%[3]	0.07%	0.23%	0.18%	0.21%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,694	$46,365	$43,341	$47,473	$49,127	$50,161
Portfolio turnover	17%	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $23,613,031 of investment in affiliated holdings (Note 5) (identified cost $119,052,769)		$135,276,585
Income receivable		226,404
Receivable for investments sold		344,691
Receivable for shares sold		63,856
Receivable for daily variation margin		18,164
TOTAL ASSETS		135,929,700
Liabilities:
Payable for investments purchased	$415,541
Payable for shares redeemed	53,751
Payable for transfer agent fee	33,532
Payable for auditing fees	14,586
Payable for portfolio accounting fees	18,062
Payable for distribution services fee (Note 5)	23,276
Payable for shareholder services fee (Note 5)	37,375
Accrued expenses (Note 5)	23,619
TOTAL LIABILITIES		619,742
Net assets for 9,026,619 shares outstanding		$135,309,958
Net Assets Consist of:
Paid-in capital		$156,211,976
Net unrealized appreciation of investments and futures contracts		16,092,134
Accumulated net realized loss on investments and futures contracts		(37,083,328)
Undistributed net investment income		89,176
TOTAL NET ASSETS		$135,309,958
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($52,321,001 ÷ 3,482,990 shares outstanding), no par value, unlimited shares authorized	$15.02
Offering price per share (100/94.50 of $15.02)	$15.89
Redemption proceeds per share	$15.02
Class C Shares:
Net asset value per share ($34,873,826 ÷ 2,345,572 shares outstanding), no par value, unlimited shares authorized	$14.87
Offering price per share	$14.87
Redemption proceeds per share (99.00/100 of $14.87)	$14.72
Class R Shares:
Net asset value per share ($421,212 ÷ 28,031 shares outstanding), no par value, unlimited shares authorized	$15.03
Offering price per share	$15.03
Redemption proceeds per share	$15.03
Institutional Shares:
Net asset value per share ($47,693,919 ÷ 3,170,026 shares outstanding), no par value, unlimited shares authorized	$15.05
Offering price per share	$15.05
Redemption proceeds per share	$15.05
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Dividends (including $308,715 received from affiliated holdings (Note 5))		$1,093,648
Interest		371,058
Investment income allocated from affiliated partnership (Note 5)		40,426
TOTAL INCOME		1,505,132
Expenses:
Investment adviser fee (Note 5)	$511,437
Administrative fee (Note 5)	53,258
Custodian fees	15,091
Transfer agent fee (Note 2)	71,385
Directors'/Trustees' fees (Note 5)	865
Auditing fees	14,587
Legal fees	4,425
Portfolio accounting fees	56,150
Distribution services fee (Note 5)	137,373
Shareholder services fee (Note 5)	87,032
Account administration fee (Note 2)	18,924
Share registration costs	26,208
Printing and postage	20,019
Insurance premiums (Note 5)	2,117
Miscellaneous (Note 5)	6,307
TOTAL EXPENSES	1,025,178
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(37,552)
Reimbursement of transfer agent fee (Note 2)	(20,734)
TOTAL WAIVER AND REIMBURSEMENTS		$(58,286)
Net expenses			$966,892
Net investment income			538,240
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $68,175 on sales of investments in affiliated holdings) (Note 5)			3,998,254
Net realized gain on futures contracts			36,200
Net realized gain allocated from affiliated partnership (Note 5)			5,965
Realized gain distribution from affiliated investment company shares (Note 5)			39,088
Net change in unrealized appreciation of investments			2,769,082
Net change in unrealized depreciation of futures contracts			(19,321)
Net realized and unrealized gain on investments and futures contracts			6,829,268
Change in net assets resulting from operations			$7,367,508
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$538,240	$1,266,929
Net realized gain on investments including allocations from partnership and futures contracts	4,079,507	15,112,927
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,749,761	6,259,259
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,367,508	22,639,115
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(505,105)	(667,680)
Class C Shares	(91,490)	(196,512)
Class R Shares	(2,791)	(4,965)
Institutional Shares	(583,702)	(706,650)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,183,088)	(1,575,807)
Share Transactions:
Proceeds from sale of shares	8,117,952	11,415,128
Net asset value of shares issued to shareholders in payment of distributions declared	1,085,218	1,433,859
Cost of shares redeemed	(12,648,168)	(28,175,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,444,998)	(15,326,416)
Change in net assets	2,739,422	5,736,892
Net Assets:
Beginning of period	132,570,536	126,833,644
End of period (including undistributed net investment income of $89,176 and $734,024, respectively)	$135,309,958	$132,570,536
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses
Semi-Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended January 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$35,974	$(14,955)	$5,742
Class C Shares	17,066	(3,873)	13,182
Class R Shares	203	—	—
Institutional Shares	18,142	(1,906)	—
TOTAL	$71,385	$(20,734)	$18,924
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Semi-Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.
At January 31, 2014, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve exposure. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,101,258 and $25,562,576, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$221,853
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(131,682)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$36,200

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(19,321)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	360,374	$5,372,608	527,475	$6,996,469
Shares issued to shareholders in payment of distributions declared	29,125	445,325	46,305	582,053
Shares redeemed	(413,686)	(6,130,067)	(1,064,068)	(14,149,462)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(24,187)	$(312,134)	(490,288)	$(6,570,940)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	99,249	$1,440,819	182,902	$2,406,143
Shares issued to shareholders in payment of distributions declared	5,709	86,485	14,589	181,786
Shares redeemed	(262,875)	(3,882,931)	(536,360)	(6,939,271)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(157,917)	$(2,355,627)	(338,869)	$(4,351,342)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,331	$19,006	3,579	$48,415
Shares issued to shareholders in payment of distributions declared	182	2,791	395	4,965
Shares redeemed	(2,550)	(38,302)	(18,107)	(245,247)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(1,037)	$(16,505)	(14,133)	$(191,867)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	85,499	$1,285,519	146,925	$1,964,101
Shares issued to shareholders in payment of distributions declared	35,965	550,617	52,824	665,055
Shares redeemed	(173,053)	(2,596,868)	(520,558)	(6,841,423)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(51,589)	$(760,732)	(320,809)	$(4,212,267)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(234,730)	$(3,444,998)	(1,164,099)	$(15,326,416)
4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $119,061,509. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,215,076. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,467,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,252,566.
At July 31, 2013, the Fund had a capital loss carryforward of $41,453,618 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,473,712	NA	$10,473,712
2018	$30,979,906	NA	$30,979,906
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $32,421 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2014, the Sub-Adviser earned a fee of $38,190.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$136,285
Class R Shares	1,088
TOTAL	$137,373
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $11,980 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $3,759 in sales charges from the sale of Class A Shares. FSC also retained $272 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$55,546
Class C Shares	31,486
TOTAL	$87,032
For the six months ended January 31, 2014, FSSC received $3,213 fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of
Semi-Annual Shareholder Report

the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2014, the Adviser reimbursed $5,131. Transactions involving the affiliated holdings during the six months ended January 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2013	55,577	821,021	7,453,957	133,659	576,194	9,040,408
Purchases/Additions	5,982	64,116	12,927,369	24,102	64,567	13,086,136
Sales/Reductions	(9,404)	—	(12,962,092)	—	—	(12,971,496)
Balance of Shares Held 1/31/2014	52,155	885,137	7,419,234	157,761	640,761	9,155,048
Value	$1,729,533	$8,692,047	$7,419,234	$1,523,969	$4,248,248	$23,613,031
Dividend Income/Allocated Investment Income	$40,426	$130,242	$3,056	$31,009	$144,408	$349,141
Capital Gain Distributions/ Allocated Net Realized Gain	$5,965	$—	$—	$3,666	$35,422	$45,053
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2014, were as follows:
Purchases	$20,689,898
Sales	$23,300,860
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,056.80	$6.74
Class C Shares	$1,000	$1,052.80	$10.61
Class R Shares	$1,000	$1,055.60	$8.19
Institutional Shares	$1,000	$1,058.40	$5.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.61
Class C Shares	$1,000	$1,014.87	$10.41
Class R Shares	$1,000	$1,017.24	$8.03
Institutional Shares	$1,000	$1,019.91	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.58%
Institutional Shares	1.05%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated MDT Series (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 26,533,246.317 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	13,608,392.908	253,752.799
Maureen Lally-Green	13,676,380.969	185,764.738
Thomas M. O'Neill	13,614,614.261	247,531.446
P. Jerome Richey	13,657,897.750	204,247.957
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
36354 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2014, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	5.7%
Internet Services	4.4%
Software Packaged/Custom	4.4%
Soft Drinks	3.8%
Specialty Retailing	3.8%
Computer Peripherals	3.2%
Financial Services	2.7%
Semiconductor Manufacturing	2.5%
Medical Supplies	2.4%
Defense Aerospace	2.1%
Textiles, Apparel & Luxury Goods	1.8%
Clothing Stores	1.8%
Construction Machinery	1.8%
Commodity Chemicals	1.7%
Crude Oil & Gas Production	1.6%
Ethical Drugs	1.6%
Grocery Chain	1.6%
Computers - High End	1.5%
Health Care Providers & Services	1.5%
Cable TV	1.4%
Discount Department Stores	1.4%
Other Communications Equipment	1.4%
Telecommunication Equipment & Services	1.4%
Toys & Games	1.4%
Agricultural Machinery	1.2%
Broadcasting	1.2%
Computer Services	1.1%
Cable & Wireless Television	1.1%
Computers - Low End	1.1%
Mutual Fund Adviser	1.1%
Drug Store	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Other[2]	33.1%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$477,199
		Agricultural Machinery—1.2%
11,800		Deere & Co.	1,014,328
		Airline - National—0.9%
17,327	[1]	United Continental Holdings, Inc.	794,270
		Airline - Regional—0.3%
3,700		Alaska Air Group, Inc.	292,559
		Airlines—0.7%
1,100		Copa Holdings SA, Class A	143,770
13,700		Delta Air Lines, Inc.	419,357
		TOTAL	563,127
		Apparel—0.3%
4,800		L Brands, Inc.	251,328
		AT&T Divestiture—0.9%
15,136		Verizon Communications, Inc.	726,831
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	345,436
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	378,742
		Auto Original Equipment Manufacturers—0.5%
2,400		BorgWarner, Inc.	128,880
3,500		Delphi Automotive PLC	213,115
900	[1]	O'Reilly Automotive, Inc.	117,882
		TOTAL	459,877
		Auto Part Replacement—0.9%
8,907		Genuine Parts Co.	732,601
		Auto Rentals—0.6%
6,300	[1]	United Rentals, Inc.	509,922
		Baking—0.3%
12,348		Flowers Foods, Inc.	258,690
		Biotechnology—5.7%
4,300	[1]	Alexion Pharmaceuticals, Inc.	682,539
4,600		Amgen, Inc.	547,170
3,000	[1]	Biogen Idec, Inc.	937,920
3,573	[1]	Celgene Corp.	542,846
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
7,400	[1]	Gilead Sciences, Inc.	$596,810
3,100	[1]	Illumina, Inc.	471,200
3,400	[1]	Jazz Pharmaceuticals PLC	515,644
4,500	[1]	Medivation, Inc.	358,200
5,900	[1]	Myriad Genetics, Inc.	163,017
		TOTAL	4,815,346
		Broadcasting—1.2%
14,653	[1]	DIRECTV Group, Inc.	1,017,358
		Building Materials—0.3%
6,000		Fortune Brands Home & Security, Inc.	270,360
		Building Supply Stores—0.6%
6,700		Home Depot, Inc.	514,895
		Cable & Wireless Television—1.1%
6,900		Time Warner Cable, Inc.	919,563
		Cable TV—1.4%
5,793	[1]	AMC Networks, Inc.	373,301
3,800		CBS Corp. (New), Class B	223,136
8,641		Comcast Corp., Class A	470,502
1,100		Viacom, Inc., Class B	90,310
		TOTAL	1,157,249
		Capital Markets—0.4%
6,800		Franklin Resources, Inc.	353,668
		Chemicals—0.7%
1,700		Eastman Chemical Co.	132,532
5,900		LyondellBasell Industries NV	464,684
		TOTAL	597,216
		Clothing Stores—1.8%
23,415		Gap (The), Inc.	891,643
9,129		Hanesbrands, Inc.	649,437
		TOTAL	1,541,080
		Commodity Chemicals—1.7%
4,200		DuPont (E.I.) de Nemours & Co.	256,242
1,800		PPG Industries, Inc.	328,248
15,925		RPM International, Inc.	631,745
1,700		Westlake Chemical Corp.	206,618
		TOTAL	1,422,853
		Computer Peripherals—3.2%
14,800		EMC Corp.	358,752
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
14,000		NetApp, Inc.	$592,760
8,300		Sandisk Corp.	577,265
13,800		Western Digital Corp.	1,189,146
		TOTAL	2,717,923
		Computer Services—1.1%
5,654	[1]	Cognizant Technology Solutions Corp.	547,986
2,600	[1]	Fiserv, Inc.	145,730
3,500		Global Payments, Inc.	231,315
		TOTAL	925,031
		Computers - High End—1.5%
7,200		IBM Corp.	1,272,096
		Computers - Low End—1.1%
1,895		Apple, Inc.	948,637
		Construction Machinery—1.8%
11,100		Caterpillar, Inc.	1,042,401
8,900		Joy Global, Inc.	469,831
		TOTAL	1,512,232
		Consumer Non-Cyclical - Products—0.2%
1,900		Mead Johnson Nutrition Co.	146,091
		Cosmetics & Toiletries—0.8%
15,906		Avon Products, Inc.	236,840
4,800		Estee Lauder Cos., Inc., Class A	329,952
3,500	[1]	Sally Beauty Holdings, Inc.	99,330
		TOTAL	666,122
		Crude Oil & Gas Production—1.6%
600		Cabot Oil & Gas Corp., Class A	23,988
6,100		EOG Resources, Inc.	1,007,964
6,083	[1]	Newfield Exploration Co.	150,676
4,700	[1]	Southwestern Energy Co.	191,243
		TOTAL	1,373,871
		Defense Aerospace—2.1%
4,908	[1]	B/E Aerospace, Inc.	390,039
3,700		Boeing Co.	463,462
6,000		Lockheed Martin Corp.	905,460
		TOTAL	1,758,961
		Department Stores—0.9%
2,000		Dillards, Inc., Class A	174,600
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Department Stores—continued
9,900		Target Corp.	$560,736
		TOTAL	735,336
		Discount Department Stores—1.4%
2,700		Family Dollar Stores, Inc.	166,914
13,232		Wal-Mart Stores, Inc.	988,166
		TOTAL	1,155,080
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	136,800
		Diversified Leisure—0.6%
6,900		Las Vegas Sands Corp.	527,988
		Diversified Tobacco—0.4%
3,600		Altria Group, Inc.	126,792
4,300		Lorillard, Inc.	211,646
		TOTAL	338,438
		Drug Store—1.0%
14,800		Walgreen Co.	848,780
		Education & Training Services—0.3%
5,400	[1]	Apollo Group, Inc., Class A	174,366
3,604	[1]	ITT Educational Services, Inc.	105,957
		TOTAL	280,323
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	224,196
		Ethical Drugs—1.6%
17,791		Eli Lilly & Co.	960,892
3,600	[1]	United Therapeutics Corp.	369,432
		TOTAL	1,330,324
		Financial Services—2.7%
4,100		American Express Co.	348,582
1,100		BlackRock, Inc.	330,517
4,100	[1]	FleetCor Technologies, Inc.	435,912
8,000		Mastercard, Inc.	605,440
6,700	[1]	Verifone Systems, Inc.	194,367
694		Visa, Inc., Class A	149,508
12,400		Western Union Co.	190,960
		TOTAL	2,255,286
		Food Products—0.7%
5,300		Kellogg Co.	307,294
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Food Products—continued
4,700		Kraft Foods Group, Inc.	$246,045
		TOTAL	553,339
		Gas Utilities—0.3%
2,300		EQT Corp.	213,463
		Generic Drugs—0.7%
12,400	[1]	Mylan, Inc.	563,084
		Grocery Chain—1.6%
34,777		Kroger Co.	1,255,450
2,300		Whole Foods Market, Inc.	120,198
		TOTAL	1,375,648
		Health Care Equipment & Supplies—0.2%
2,600		Stryker Corp.	201,760
		Health Care Providers & Services—1.5%
6,200	[1]	Express Scripts Holding Co.	463,078
5,000	[1]	HCA, Inc.	251,350
5,800	[1]	Laboratory Corp. of America Holdings	521,014
		TOTAL	1,235,442
		Home Products—0.3%
3,600		Tupperware Brands Corp.	282,096
		Hotels and Motels—0.9%
5,100		Wyndham Worldwide Corp.	361,794
1,800		Wynn Resorts Ltd.	391,356
		TOTAL	753,150
		Household Durables—0.2%
5,200		Newell Rubbermaid, Inc.	160,680
		Industrial Machinery—0.7%
1,800		Dover Corp.	155,808
5,000		Ingersoll-Rand PLC, Class A	293,950
1,100		Valmont Industries, Inc.	161,018
		TOTAL	610,776
		Insurance—0.2%
1,800		Aon PLC	144,828
		Internet Services—4.4%
9,900	[1]	eBay, Inc.	526,680
500	[1]	Google, Inc.	590,485
13,000		IAC Interactive Corp.	910,520
2,200	[1]	NetFlix, Inc.	900,526
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Internet Services—continued
646	[1]	Priceline.com, Inc.	$739,599
		TOTAL	3,667,810
		Internet Software & Services—0.4%
5,200	[1]	Facebook, Inc.	325,364
		IT Services—0.4%
3,000		Accenture PLC	239,640
1,800		Automatic Data Processing, Inc.	137,880
		TOTAL	377,520
		Life Insurance—0.8%
7,600		Prudential Financial, Inc.	641,364
		Medical Supplies—2.4%
900		Allergan, Inc.	103,140
1,900		Becton, Dickinson & Co.	205,428
14,848		Cardinal Health, Inc.	1,009,961
4,100		McKesson Corp.	715,081
		TOTAL	2,033,610
		Medical Technology—0.8%
10,732		St. Jude Medical, Inc.	651,754
		Miscellaneous Machinery—0.2%
100		Illinois Tool Works, Inc.	7,887
1,600		Rockwell Automation, Inc.	183,744
		TOTAL	191,631
		Multi-Industry Capital Goods—0.5%
1,600		3M Co.	205,104
2,700		Honeywell International, Inc.	246,321
		TOTAL	451,425
		Multi-Line Insurance—0.7%
6,000		Allied World Assurance Holdings Ltd.	617,520
		Multiline Retail—0.5%
7,500		Macy's, Inc.	399,000
		Mutual Fund Adviser—1.1%
2,000	[1]	Affiliated Managers Group	398,480
4,600		T. Rowe Price Group, Inc.	360,824
2,300		Waddell & Reed Financial, Inc., Class A	149,086
		TOTAL	908,390
		Office Equipment—0.9%
28,428		Pitney Bowes, Inc.	715,817
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	$565,866
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	129,485
		Oil Refiner—0.2%
3,500		CVR Energy, Inc.	129,815
		Oil Well Supply—0.9%
1,400	[1]	Dril-Quip, Inc.	140,784
7,100		Halliburton Co.	347,971
3,500		Schlumberger Ltd.	306,495
		TOTAL	795,250
		Other Communications Equipment—1.4%
14,517		Harris Corp.	1,006,609
4,900	[1]	Skyworks Solutions, Inc.	148,225
		TOTAL	1,154,834
		Packaged Foods—0.1%
900		Hershey Foods Corp.	89,460
		Paper Products—0.8%
3,900		International Paper Co.	186,186
5,200		Rock-Tenn Co.	527,696
		TOTAL	713,882
		Personal & Household—0.4%
4,400		Nu Skin Enterprises, Inc., Class A	374,660
		Personal Products—0.5%
3,600		Kimberly-Clark Corp.	393,732
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	484,701
		Pollution Control—0.1%
1,500		Danaher Corp.	111,585
		Printing—0.3%
11,646		Donnelley (R.R.) & Sons Co.	215,102
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	242,000
		Property Liability Insurance—0.7%
6,906		The Travelers Cos., Inc.	561,320
		Railroad—0.6%
1,700		Union Pacific Corp.	296,208
3,000		Wabtec Corp.	221,430
		TOTAL	517,638
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Recreational Goods—0.2%
11,642		International Game Technology	$167,994
		Recreational Vehicles—0.4%
2,400		Polaris Industries, Inc., Class A	300,480
		Restaurants—0.3%
3,200		Green Mountain Coffee, Inc.	259,200
		Semiconductor Manufacturing—2.5%
21,300		Broadcom Corp.	633,888
58,931		Intel Corp.	1,446,167
		TOTAL	2,080,055
		Semiconductors & Semiconductor Equipment—0.7%
7,300		Microchip Technology, Inc.	327,478
200		Texas Instruments, Inc.	8,480
5,800		Xilinx, Inc.	269,236
		TOTAL	605,194
		Services to Medical Professionals—0.4%
3,300	[1]	Henry Schein, Inc.	379,137
		Shoes—0.4%
4,000	[1]	Deckers Outdoor Corp.	311,800
		Soft Drinks—3.8%
24,994		Coca-Cola Enterprises, Inc.	1,081,990
25,130		Dr. Pepper Snapple Group, Inc.	1,203,224
10,910		PepsiCo, Inc.	876,728
		TOTAL	3,161,942
		Software Packaged/Custom—4.4%
35,613		CA, Inc.	1,142,465
3,700	[1]	Citrix Systems, Inc.	200,059
2,300	[1]	Commvault Systems, Inc.	158,861
8,800	[1]	Electronic Arts, Inc.	232,320
1,400	[1]	F5 Networks, Inc.	149,800
6,700		Microsoft Corp.	253,595
10,400		Oracle Corp.	383,760
53,409		Symantec Corp.	1,143,465
		TOTAL	3,664,325
		Specialty Chemicals—0.3%
2,500		Airgas, Inc.	258,100
		Specialty Retailing—3.8%
800	[1]	AutoZone, Inc.	396,048
6,400	[1]	Bed Bath & Beyond, Inc.	408,640
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
5,900	[1]	Big Lots, Inc.	$158,061
3,000		Costco Wholesale Corp.	337,080
5,300	[1]	Dollar General Corp.	298,496
5,000		Expedia, Inc.	324,900
6,516		GNC Acquisition Holdings Inc.	333,033
8,300		Lowe's Cos., Inc.	384,207
6,136		Nordstrom, Inc.	352,513
3,300		PetSmart, Inc.	207,900
		TOTAL	3,200,878
		Telecommunication Equipment & Services—1.4%
6,400		Motorola, Inc.	408,320
10,100		Qualcomm, Inc.	749,622
		TOTAL	1,157,942
		Telephone Utility—0.2%
28,204		Windstream Corp.	210,966
		Textiles Apparel & Luxury Goods—1.8%
10,900		Coach, Inc.	522,001
2,700	[1]	Fossil, Inc.	301,941
4,400	[1]	Michael Kors Holdings Ltd.	351,692
2,100		Ralph Lauren Corp.	329,469
		TOTAL	1,505,103
		Toys & Games—1.4%
21,165		Hasbro, Inc.	1,039,625
4,600		Mattel, Inc.	174,064
		TOTAL	1,213,689
		Trading Companies & Distributors—0.2%
600		Grainger (W.W.), Inc.	140,688
		Truck Manufacturing—0.5%
3,300		Cummins, Inc.	419,034
		Undesignated Consumer Cyclicals—0.6%
6,300		Herbalife Ltd.	405,531
3,300		Weight Watchers International, Inc.	89,199
		TOTAL	494,730
		Uniforms—0.6%
9,236		Cintas Corp.	527,098
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,140,488)	82,181,169
Semi-Annual Shareholder Report
11

Shares			Value
		INVESTMENT COMPANY—2.3%
1,898,003	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$1,898,003
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $70,038,491)[4]	84,079,172
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(44,610)
		TOTAL NET ASSETS—100%	$84,034,562
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.58	$10.59	$10.50	$8.45	$7.60	$10.23
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.04	(0.02)	(0.03)	(0.01)	0.00[2]
Net realized and unrealized gain (loss) on investments	1.39	2.95	0.11	2.08	0.86	(2.63)
TOTAL FROM INVESTMENT OPERATIONS	1.42	2.99	0.09	2.05	0.85	(2.63)
Net Asset Value, End of Period	$15.00	$13.58	$10.59	$10.50	$8.45	$7.60
Total Return[3]	10.46%	28.23%	0.86%	24.26%	11.18%	(25.71)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.15%[4]	0.34%	(0.23)%	(0.28)%	(0.08)%	0.04%
Expense waiver/reimbursement[5]	0.13%[4]	0.27%	0.78%	0.74%	0.55%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,956	$49,018	$40,676	$44,762	$45,993	$68,963
Portfolio turnover	23%	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.05	$10.25	$10.24	$8.30	$7.53	$10.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.05)	(0.10)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.35	2.85	0.11	2.04	0.84	(2.63)
TOTAL FROM INVESTMENT OPERATIONS	1.31	2.80	0.01	1.94	0.77	(2.68)
Net Asset Value, End of Period	$14.36	$13.05	$10.25	$10.24	$8.30	$7.53
Total Return[2]	10.04%	27.32%	0.10%	23.37%	10.23%	(26.25)%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.60)%[3]	(0.44)%	(0.98)%	(1.04)%	(0.86)%	(0.72)%
Expense waiver/reimbursement[4]	0.13%[3]	0.26%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,020	$7,428	$4,932	$6,680	$7,506	$8,532
Portfolio turnover	23%	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.76	$10.03	$10.02	$8.12	$7.37	$9.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.05)	(0.09)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.33	2.78	0.10	2.00	0.82	(2.57)
TOTAL FROM INVESTMENT OPERATIONS	1.29	2.73	0.01	1.90	0.75	(2.62)
Net Asset Value, End of Period	$14.05	$12.76	$10.03	$10.02	$8.12	$7.37
Total Return[2]	10.11%	27.22%	0.10%	23.40%	10.18%	(26.23)%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.60)%[3]	(0.43)%	(0.98)%	(1.05)%	(0.86)%	(0.71)%
Expense waiver/reimbursement[4]	0.13%[3]	0.27%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,176	$9,830	$7,001	$7,564	$6,816	$7,333
Portfolio turnover	23%	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.88	$10.80	$10.68	$8.57	$7.70	$10.33
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.07	0.00[2]	(0.00)[2]	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.44	3.01	0.12	2.11	0.86	(2.65)
TOTAL FROM INVESTMENT OPERATIONS	1.47	3.08	0.12	2.11	0.87	(2.63)
Net Asset Value, End of Period	$15.35	$13.88	$10.80	$10.68	$8.57	$7.70
Total Return[3]	10.59%	28.52%	1.12%	24.62%	11.30%	(25.46)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.38%[4]	0.58%	0.02%	(0.05)%	0.14%	0.28%
Expense waiver/reimbursement[5]	0.13%[4]	0.27%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,883	$5,002	$3,774	$4,565	$4,179	$4,769
Portfolio turnover	23%	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $1,898,003 of investment in an affiliated holding (Note 5) (identified cost $70,038,491)		$84,079,172
Income receivable		44,102
Receivable for investments sold		921,500
Receivable for shares sold		270,013
TOTAL ASSETS		85,314,787
Liabilities:
Payable for investments purchased	$962,646
Payable for shares redeemed	197,861
Payable for transfer agent fee	39,615
Payable for distribution services fee (Note 5)	13,026
Payable for shareholder services fee (Note 5)	29,494
Accrued expenses (Note 5)	37,583
TOTAL LIABILITIES		1,280,225
Net assets for 5,670,429 shares outstanding		$84,034,562
Net Assets Consist of:
Paid-in capital		$80,344,303
Net unrealized appreciation of investments		14,040,681
Accumulated net realized loss on investments		(10,345,059)
Accumulated net investment income (loss)		(5,363)
TOTAL NET ASSETS		$84,034,562
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($56,956,096 ÷ 3,798,036 shares outstanding), no par value, unlimited shares authorized	$15.00
Offering price per share (100/94.50 of $15.00)	$15.87
Redemption proceeds per share	$15.00
Class B Shares:
Net asset value per share ($9,019,686 ÷ 628,232 shares outstanding), no par value, unlimited shares authorized	$14.36
Offering price per share	$14.36
Redemption proceeds per share (94.50/100 of $14.36)	$13.57
Class C Shares:
Net asset value per share ($11,176,271 ÷ 795,738 shares outstanding), no par value, unlimited shares authorized	$14.05
Offering price per share	$14.05
Redemption proceeds per share (99.00/100 of $14.05)	$13.91
Institutional Shares:
Net asset value per share ($6,882,509 ÷ 448,423 shares outstanding), no par value, unlimited shares authorized	$15.35
Offering price per share	$15.35
Redemption proceeds per share	$15.35
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Dividends (including $562 received from an affiliated holding (Note 5))		$644,663
Expenses:
Investment adviser fee (Note 5)	$292,514
Administrative fee (Note 5)	30,460
Custodian fees	5,475
Transfer agent fee	102,171
Directors'/Trustees' fees (Note 5)	695
Auditing fees	11,931
Legal fees	4,425
Portfolio accounting fees	39,947
Distribution services fee (Note 5)	71,495
Shareholder services fee (Note 5)	88,437
Account administration fee (Note 2)	660
Share registration costs	26,854
Printing and postage	21,268
Insurance premiums (Note 5)	2,051
Miscellaneous (Note 5)	3,380
TOTAL EXPENSES	701,763
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	(51,737)
Net expenses		650,026
Net investment income (loss)		(5,363)
Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,608,386
Net change in unrealized appreciation of investments		3,843,453
Net realized and unrealized gain on investments		7,451,839
Change in net assets resulting from operations		$7,446,476
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,363)	$110,130
Net realized gain on investments	3,608,386	8,367,659
Net change in unrealized appreciation/depreciation of investments	3,843,453	7,058,250
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,446,476	15,536,039
Share Transactions:
Proceeds from sale of shares	12,055,447	12,798,303
Cost of shares redeemed	(6,745,172)	(13,440,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,310,275	(641,965)
Change in net assets	12,756,751	14,894,074
Net Assets:
Beginning of period	71,277,811	56,383,737
End of period (including accumulated net investment income (loss) of $(5,363) and $0, respectively)	$84,034,562	$71,277,811
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$660
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	474,446	$6,974,806	427,339	$5,091,052
Shares redeemed	(286,731)	(4,119,650)	(658,699)	(7,736,460)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	187,715	$2,855,156	(231,360)	$(2,645,408)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	130,970	$1,785,284	311,135	$3,500,256
Shares redeemed	(72,022)	(989,048)	(222,897)	(2,512,835)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	58,948	$796,236	88,238	$987,421

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	106,760	$1,463,054	280,843	$3,155,642
Shares redeemed	(81,140)	(1,111,892)	(208,807)	(2,310,108)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	25,620	$351,162	72,036	$845,534
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	123,519	$1,832,303	85,726	$1,051,353
Shares redeemed	(35,512)	(524,582)	(74,931)	(880,865)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	88,007	$1,307,721	10,795	$170,488
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	360,290	$5,310,275	(60,291)	$(641,965)
4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $70,038,491. The net unrealized appreciation of investments for federal tax purposes was $14,040,681. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,098,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,057,833.
At July 31, 2013, the Fund had a capital loss carryforward of $13,938,761 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$12,338,134	NA	$12,338,134
2018	$1,600,627	NA	$1,600,627
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $50,801 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution service fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$31,764
Class C Shares	39,731
TOTAL	$71,495
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $17,097 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $2,095 in sales charges from the sale of Class A Shares. FSC also retained $2,802 of CDSC relating to redemptions of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$64,630
Class B Shares	10,563
Class C Shares	13,244
TOTAL	$88,437
For the six months ended January 31, 2014, FSSC received $8,117 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2014, the Adviser reimbursed $936. Transactions involving the affiliated holding during the six months ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	1,252,177
Purchases/Additions	7,012,504
Sales/Reductions	(6,366,678)
Balance of Shares Held 1/31/2014	1,898,003
Value	$1,898,003
Dividend Income	$562
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended January 31, 2014, were as follows:
Purchases	$22,115,797
Sales	$17,089,746
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,104.60	$7.96
Class B Shares	$1,000	$1,100.40	$11.91
Class C Shares	$1,000	$1,101.10	$11.92
Institutional Shares	$1,000	$1,105.90	$6.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated MDT Series (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 26,533,246.317 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	13,608,392.908	253,752.799
Maureen Lally-Green	13,676,380.969	185,764.738
Thomas M. O'Neill	13,614,614.261	247,531.446
P. Jerome Richey	13,657,897.750	204,247.957
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
35

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	9.0%
Financial Services	4.7%
Software Packaged/Custom	4.6%
Specialty Retailing	3.1%
Savings & Loan	2.8%
Medical Supplies	2.6%
Biotechnology	2.3%
Medical Technology	2.2%
Multi-Line Insurance	2.0%
Property Liability Insurance	2.0%
Personnel Agency	1.7%
Telecommunication Equipment & Services	1.7%
Electrical Equipment	1.6%
Life Insurance	1.5%
Services to Medical Professionals	1.5%
Semiconductor Manufacturing	1.4%
Building Materials	1.3%
Computer Services	1.2%
Electric Utility	1.2%
Furniture	1.2%
Shoes	1.2%
Apparel	1.1%
Electric & Electronic Original Equipment Manufacturers	1.1%
Recreational Goods	1.1%
Airline—Regional	1.0%
Education & Training Services	1.0%
Metal Fabrication	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Undesignated Consumer Staples	1.0%
Other[2]	39.9%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Accident & Health Insurance—0.2%
3,887	[1]	Triple-S Management Corp., Class B	$69,344
		Agricultural Machinery—0.4%
2,800		Alamo Group, Inc.	140,616
		Airline - National—0.5%
21,440	[1]	Jet Blue Airways Corp.	187,814
		Airline - Regional—1.0%
356		Alaska Air Group, Inc.	28,149
12,514	[1]	Republic Airways Holdings, Inc.	122,763
5,627		SkyWest, Inc.	73,207
3,700	[1]	Spirit Airlines, Inc.	173,530
		TOTAL	397,649
		Apparel—1.1%
2,100	[1]	Ann, Inc.	67,914
1,937	[1]	Express, Inc.	33,549
4,500	[1]	G-III Apparel Group Ltd.	314,865
		TOTAL	416,328
		Auto Original Equipment Manufacturers—0.6%
4,100	[1]	Stoneridge, Inc.	46,658
3,454	[1]	Tenneco Automotive, Inc.	196,325
		TOTAL	242,983
		Auto Part Replacement—0.4%
4,385		Standard Motor Products, Inc.	143,433
		Auto Rentals—0.1%
109	[1]	AMERCO	24,278
		Automotive—0.4%
1,500		Remy International, Inc.	30,015
5,900	[1,2]	Tower International, Inc.	131,157
		TOTAL	161,172
		Biotechnology—2.3%
13,900	[1]	Affymetrix, Inc.	130,521
1,200	[1]	Air Methods Corp.	61,716
4,400	[1]	Anika Therapeutics, Inc.	146,388
2,600	[1]	INSYS Therapeutics, Inc.	152,958
8,400	[1]	Neurocrine Biosciences, Inc.	143,556
3,900	[1]	Oncomed Pharmaceuticals, Inc.	117,663
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
4,800	[1]	Portola Pharmaceuticals, Inc.	$128,016
		TOTAL	880,818
		Book Publishing—0.4%
4,400		Scholastic Corp.	145,156
		Building Materials—1.3%
3,750		Aaon, Inc.	111,225
3,300	[1]	Trex Co., Inc.	232,089
3,100		Universal Forest Products, Inc.	162,905
		TOTAL	506,219
		Building Products—0.3%
3,400		Simpson Manufacturing Co., Inc.	110,840
		Business Services—0.3%
3,041	[1]	Euronet Worldwide, Inc.	130,337
		Carpets—0.1%
1,965		Culp, Inc.	39,713
		Clothing Stores—0.4%
2,300	[1]	Children's Place Retail Stores, Inc.	121,141
4,000		Stein Mart, Inc.	49,520
		TOTAL	170,661
		Commercial Services—0.4%
1,600		Convergys Corp.	32,592
9,500	[1]	Furmanite Corp.	110,960
		TOTAL	143,552
		Communications Equipment—0.9%
10,200	[1]	Finisar Corp.	241,842
11,400	[1]	Shoretel, Inc.	87,780
		TOTAL	329,622
		Computer Networking—0.8%
2,751		Black Box Corp.	75,405
3,700	[1]	NetScout Systems, Inc.	130,684
4,800	[1]	Super Micro Computer, Inc.	98,688
		TOTAL	304,777
		Computer Peripherals—0.6%
4,100		Bel Fuse, Inc.	78,597
2,500	[1]	Synaptics, Inc.	145,900
		TOTAL	224,497
		Computer Services—1.2%
1,105	[1]	CACI International, Inc., Class A	81,792
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Computer Services—continued
4,900	[1]	Sykes Enterprises, Inc.	$102,704
1,244	[1]	Synnex Corp.	69,851
2,300	[1]	Syntel, Inc.	193,775
		TOTAL	448,122
		Computer Stores—0.8%
5,471	[1]	Insight Enterprises, Inc.	115,438
8,869	[1]	PC Connections, Inc.	181,460
		TOTAL	296,898
		Construction & Engineering—0.5%
4,300	[1]	Pike Electric Corp.	45,322
5,900	[1]	Tutor Perini Corp.	133,340
		TOTAL	178,662
		Consumer Finance—0.3%
5,300	[1]	Green Dot Corp.	119,356
		Cosmetics & Toiletries—0.8%
3,200	[1]	Helen of Troy Ltd.	176,128
4,000		Inter Parfums, Inc.	130,160
		TOTAL	306,288
		Crude Oil & Gas Production—0.7%
439		CVR Energy, Inc.	16,283
7,700	[1]	Stone Energy Corp.	238,315
		TOTAL	254,598
		Dairy Products—0.2%
1,500		Cal-Maine Foods, Inc.	75,570
		Defense Aerospace—0.6%
7,400		AAR Corp.	197,210
1,900	[1]	Ducommun, Inc.	54,150
		TOTAL	251,360
		Defense Electronics—0.5%
2,600		American Railcar Industries, Inc.	127,192
1,030	[1]	First Solar, Inc.	52,097
		TOTAL	179,289
		Department Stores—0.0%
1,400		Bon-Ton Stores, Inc.	15,050
		Diversified Financials—0.2%
5,500		Janus Capital Group, Inc.	60,445
		Diversified Leisure—0.1%
1,400	[1]	Live Nation, Inc.	29,778
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Drug Store—0.2%
11,900	[1]	Rite Aid Corp.	$66,045
		Education & Training Services—1.0%
223		Capella Education Co.	13,913
12,185	[1]	Corinthian Colleges, Inc.	17,912
2,200	[1]	Grand Canyon Education, Inc.	96,404
8,144	[1]	ITT Educational Services, Inc.	239,434
100	[1]	Strayer Education, Inc.	3,496
		TOTAL	371,159
		Electric & Electronic Original Equipment Manufacturers—1.1%
5,871	[1]	Generac Holdings, Inc.	282,571
5,300		General Cable Corp.	151,209
		TOTAL	433,780
		Electric Utility—1.2%
3,700		Avista Corp.	106,671
900		El Paso Electric Co.	32,787
4,300		Idacorp, Inc.	226,739
1,300		MGE Energy, Inc.	74,022
1,100		Portland General Electric Co.	33,198
		TOTAL	473,417
		Electrical - Radio & TV—0.2%
1,700	[1]	Universal Electronics, Inc.	60,758
		Electrical Equipment—1.6%
2,100		Brady (W.H.) Co.	57,456
2,800		Encore Wire Corp.	143,052
4,600		EnerSys, Inc.	313,076
2,000		Smith (A.O.) Corp.	94,440
		TOTAL	608,024
		Electronic Components—0.3%
3,200		Methode Electronics, Inc., Class A	107,712
		Electronic Equipment Instruments & Components—0.5%
11,667	[1]	Sanmina Corp.	195,072
		Electronic Instruments—0.2%
2,100	[1]	iRobot Corp.	74,214
		Energy Equipment & Services—0.9%
4,600	[1]	Argan, Inc.	130,686
4,000	[1]	Exterran Holdings, Inc.	138,960
8,300	[1]	Renewable Energy Group, Inc.	83,083
		TOTAL	352,729
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—0.9%
800	[1]	Ligand Pharmaceuticals, Inc., Class B	$49,552
12,098	[1]	PharMerica Corp.	294,465
		TOTAL	344,017
		Financial Services—4.7%
5,035		Deluxe Corp.	244,449
1,300		Evercore Partners, Inc., Class A	72,592
2,000		Financial Engines, Inc.	121,840
9,600	[1]	Global Cash Access LLC	81,408
3,700	[1]	Huron Consulting Group, Inc.	245,088
2,400		Lakeland Financial Corp.	87,912
10,058		MainSource Financial Group, Inc.	164,046
3,807		Nelnet, Inc., Class A	141,811
3,755	[1]	PHH Corp.	91,134
5,087	[1]	Portfolio Recovery Associates, Inc.	255,469
9,800		Provident Financial Services, Inc.	169,736
5,800	[1]	Xoom Corp.	158,862
		TOTAL	1,834,347
		Food Wholesaling—0.4%
1,200		Core-Mark Holding Co., Inc.	90,780
3,000	[1]	Omega Protein Corp.	30,390
7,300	[1]	SUPERVALU, Inc.	42,194
		TOTAL	163,364
		Furniture—1.2%
5,600		Haverty Furniture Cos., Inc.	155,792
4,959		Kimball International, Inc., Class B	73,740
8,900		La-Z Boy Chair Co.	239,588
		TOTAL	469,120
		Gas Distributor—0.6%
3,000		New Jersey Resources Corp.	136,800
1,700		Southwest Gas Corp.	91,341
		TOTAL	228,141
		Generic Drugs—0.4%
4,700	[1]	Lannett Co., Inc.	166,004
		Grocery Chain—0.4%
1,500		Casey's General Stores, Inc.	103,005
2,100		Ingles Markets, Inc., Class A	57,078
		TOTAL	160,083
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—0.5%
8,600	[1]	Zeltiq Aesthetics, Inc.	$176,214
		Health Care Providers & Services—0.3%
2,200	[1]	Centene Corp.	133,320
		Home Building—0.1%
5,300	[1]	PGT, Inc.	56,604
		Home Health Care—0.7%
5,400	[1]	Addus Homecare Corp.	127,656
3,000	[1]	Providence Service Corp.	79,170
1,219	[1]	Wellcare Health Plans, Inc.	79,369
		TOTAL	286,195
		Home Products—0.3%
5,200	[1]	Libbey, Inc.	112,008
		Hospitals—0.8%
8,500		HealthSouth Corp.	264,520
3,191		Select Medical Holdings Corp.	34,463
		TOTAL	298,983
		Hotels Restaurants & Leisure—0.7%
3,200	[1]	Marriott Vacations Worldwide Corp.	153,216
8,200	[1]	Orient-Express Hotel Ltd.	116,112
		TOTAL	269,328
		Household Appliances—0.1%
4,342	[1]	hhgregg, Inc.	35,865
		Industrial Machinery—0.9%
3,700	[1]	Columbus McKinnon Corp.	91,464
9,300	[1]	Rexnord Corp.	241,614
		TOTAL	333,078
		Insurance—0.1%
2,100		Employers Holdings, Inc.	51,597
		Insurance Brokerage—0.2%
280		AmTrust Financial Services, Inc.	9,038
6,900		Crawford & Co., Class B	55,821
		TOTAL	64,859
		International Bank—0.1%
3,600		Rockville Financial, Inc.	47,808
		Internet Services—0.7%
9,900	[1]	Orbitz Worldwide, Inc.	71,280
6,100	[1]	Web.com Group, Inc.	206,180
		TOTAL	277,460
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Internet Software & Services—0.4%
300	[1]	NIC, Inc.	$6,522
3,200	[1]	VistaPrint Ltd.	156,416
		TOTAL	162,938
		IT Services—0.3%
5,600	[1]	Moneygram International, Inc.	103,600
		Jewelry Stores—0.3%
3,000		Movado Group, Inc.	113,250
		Life Insurance—1.5%
9,800		American Equity Investment Life Holding Co.	215,110
3,900		Primerica, Inc.	164,307
10,168		Symetra Financial Corp.	194,717
		TOTAL	574,134
		Machinery—0.3%
1,500		Hyster-Yale Materials Handling, Inc.	128,640
		Magazine Publishing—0.2%
1,500		Meredith Corp.	68,670
		Medical Supplies—2.6%
6,600	[1]	Align Technology, Inc.	392,172
4,500		Invacare Corp.	90,810
7,700	[1]	NuVasive, Inc.	288,288
5,500		PetMed Express, Inc.	72,765
3,300		West Pharmaceutical Services, Inc.	156,585
		TOTAL	1,000,620
		Medical Technology—2.2%
4,550		Cantel Medical Corp.	144,235
3,200	[1]	Cyberonics, Inc.	213,760
3,300	[1]	Greatbatch Technologies, Inc.	140,283
800	[1]	Hanger Orthopedic Group, Inc.	27,048
1,600	[1]	Integra Lifesciences Corp.	74,336
5,400	[1]	Natus Medical, Inc.	139,806
3,500	[1]	PhotoMedex, Inc.	48,685
4,800	[1]	Staar Surgical Co.	78,816
		TOTAL	866,969
		Metal Fabrication—1.0%
2,000		CIRCOR International, Inc.	144,040
2,058		NN, Inc.	36,406
1,900		Olympic Steel, Inc.	52,611
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—continued
4,100		Worthington Industries, Inc.	$166,214
		TOTAL	399,271
		Mini-Mill Producer—0.1%
2,300		Commercial Metals Corp.	43,838
		Miscellaneous Communications—0.2%
4,400	[1]	Internet Capital Group, Inc.	83,556
		Miscellaneous Components—0.8%
1,300	[1]	Proto Labs, Inc.	103,168
18,400	[1]	Qlogic Corp.	212,888
		TOTAL	316,056
		Miscellaneous Food Products—0.5%
2,300		The Anderson's, Inc.	190,302
		Miscellaneous Metals—0.2%
2,600		Materion Corp	69,082
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,375
		Mortgage and Title—0.2%
3,500		First American Financial Corp.	90,720
		Multi-Industry Basic—0.4%
7,500		Aceto Corp.	159,900
		Multi-Industry Capital Goods—0.5%
1,500		Acuity Brands, Inc.	190,560
		Multi-Industry Transportation—0.5%
6,700		Brinks Co. (The)	211,988
		Multi-Line Insurance—2.0%
800		Amerisafe, Inc.	33,096
14,135		CNO Financial Group, Inc.	239,447
4,575		FBL Financial Group, Inc., Class A	176,732
7,025		Montpelier Re Holdings Ltd.	195,787
2,500		Safety Insurance Group, Inc.	135,200
		TOTAL	780,262
		Mutual Fund Adviser—0.3%
1,300		GAMCO Investors, Inc., Class A	105,027
		Natural Gas Production—0.2%
10,063	[1]	VAALCO Energy, Inc.	60,579
		Office Supplies—0.5%
4,526		United Stationers, Inc.	187,512
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Oil Refiner—0.8%
7,400		Alon USA Energy, Inc.	$116,254
1,722		Delek US Holdings, Inc.	52,177
4,072		Western Refining, Inc.	159,256
		TOTAL	327,687
		Oil Service, Explore & Drill—0.2%
1,100	[1]	Geospace Technologies Corp.	87,472
		Oil Well Supply—0.4%
3,000	[1]	Park-Ohio Holdings Corp.	143,400
		Optical Reading Equipment—0.1%
700	[1]	ScanSource, Inc.	26,278
		Paint & Related Materials—0.6%
11,100	[1]	Ferro Corp.	139,638
2,000		Fuller (H.B.) Co.	93,160
		TOTAL	232,798
		Paper & Forest Products—0.7%
8,800	[1]	Boise Cascade Co.	268,312
		Paper Products—0.9%
3,400		Kadant, Inc.	122,094
2,400		Orchids Paper Products Co.	74,760
8,600	[1]	Xerium Technologies, Inc.	144,136
		TOTAL	340,990
		Personal Loans—0.5%
300	[1]	Credit Acceptance Corp.	41,754
1,700	[1]	World Acceptance Corp.	162,673
		TOTAL	204,427
		Personnel Agency—1.7%
2,000	[1]	AMN Healthcare Services, Inc.	30,220
2,000		Barrett Business Services, Inc.	156,820
6,400		KForce Com, Inc.	116,032
4,435		Kelly Services, Inc., Class A	106,351
8,100	[1]	Korn/Ferry International	190,026
2,200	[1]	On Assignment, Inc.	65,296
300	[1]	TrueBlue, Inc.	7,359
		TOTAL	672,104
		Poultry Products—0.4%
2,400	[1]	Pilgrim's Pride Corp.	40,152
1,600		Sanderson Farms, Inc.	118,960
		TOTAL	159,112
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Printed Circuit Boards—0.4%
4,200	[1]	Benchmark Electronics, Inc.	$95,466
15,047	[1]	Sigma Designs, Inc.	70,571
		TOTAL	166,037
		Printing—0.1%
2,094		Quad Graphics, Inc.	48,016
		Professional Services—0.5%
300	[1]	CoStar Group, Inc.	51,612
2,400	[1]	FTI Consulting, Inc.	88,968
1,900	[1]	ICF International, Inc.	63,954
		TOTAL	204,534
		Property Liability Insurance—2.0%
3,570		Argo Group International Holdings Ltd.	160,614
5,200		Horace Mann Educators Corp.	145,080
5,474		Platinum Underwriters Holdings Ltd.	311,142
308		ProAssurance Corp.	14,310
2,600		Selective Insurance Group, Inc.	61,152
3,000		United Fire & Casualty Co.	75,300
		TOTAL	767,598
		Railroad—0.6%
6,400	[1]	Greenbrier Cos., Inc.	234,816
		Recreational Goods—1.1%
14,200	[1]	Smith & Wesson Holding Corp.	185,878
3,200		Sturm Ruger & Co., Inc.	243,744
		TOTAL	429,622
		Recreational Vehicles—0.4%
1,284		Brunswick Corp.	53,235
4,200	[1]	Winnebago Industries, Inc.	100,632
		TOTAL	153,867
		Regional Banks—9.0%
7,700	[1]	Ameris Bancorp	157,619
2,500		Arrow Financial Corp.	62,325
9,000		BBCN Bancorp, Inc.	135,450
1,500		BancFirst Corp.	81,045
5,300		Bancorpsouth, Inc.	124,921
8,200		Cathay Bancorp, Inc.	192,700
4,900		Central Pacific Financial Corp.	89,915
3,100		Chemical Financial Corp.	89,528
2,200		Community Trust Bancorp, Inc.	89,144
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
3,874		Enterprise Financial Services Corp.	$72,134
3,999		Financial Institutions, Inc.	83,499
4,900		First Interstate BancSystem, Inc., Class A	125,734
6,500		First Merchants Corp.	137,085
10,200		First Midwest Bancorp, Inc.	162,894
1,300		Great Southern Bancorp, Inc.	35,945
2,700		Hancock Holding Co.	93,420
6,280		Hanmi Financial Corp.	135,459
1,600		Heartland Financial USA, Inc.	40,304
1,080		Peoples Bancorp, Inc.	24,354
1,800		Pinnacle Financial Partners, Inc.	58,752
5,500		PrivateBancorp, Inc.	157,245
3,500		S & T Bancorp, Inc.	81,865
2,300		Sandy Spring Bancorp, Inc.	57,431
2,400		Simmons 1st National Corp., Class A	82,872
4,400		Southside Bancshares, Inc.	117,260
5,300		Susquehanna Bankshares, Inc.	57,399
1,500		TriCo Bancshares	37,140
4,100		Trustmark Corp.	97,416
7,700	[1]	United Community Banks, Inc.	128,436
1,700		Washington Trust Bancorp	55,998
1,300		Wesbanco, Inc.	37,128
5,700	[1]	Western Alliance Bancorp	127,794
24,857		Wilshire Bancorp, Inc.	247,576
4,600		Wintrust Financial Corp.	201,618
		TOTAL	3,479,405
		Rental & Leasing Services—0.1%
880		Rent-A-Center, Inc.	21,947
		Resorts—0.3%
4,700		Interval Leisure Group, Inc.	124,080
		Restaurant—0.8%
1,200		Cracker Barrel Old Country Store, Inc.	118,812
1,200		DineEquity, Inc.	93,372
800		Domino's Pizza, Inc.	56,488
700		Papa Johns International, Inc.	33,691
		TOTAL	302,363
		Savings & Loan—2.8%
537		Banner Corp.	19,778
Semi-Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
2,500		First Defiance Financial Corp.	$64,300
7,200	[1]	Flagstar Bancorp, Inc.	150,264
6,400		Glacier Bancorp, Inc.	169,152
5,200		MB Financial, Inc.	146,120
8,748		Provident Financial Holdings, Inc.	131,657
1,800		WSFS Financial Corp.	129,240
8,700		Webster Financial Corp. Waterbury	263,958
		TOTAL	1,074,469
		Semiconductor Distribution—0.7%
1,800	[1]	Tyler Technologies, Inc.	189,810
8,000	[1]	Ultra Clean Holdings, Inc.	91,440
		TOTAL	281,250
		Semiconductor Manufacturing—1.4%
11,300	[1]	Cirrus Logic, Inc.	197,863
8,010	[1]	Omnivision Technologies, Inc.	123,274
2,600	[1]	Plexus Corp.	101,660
18,000	[1]	RF Micro Devices, Inc.	95,940
2,251	[1]	Spansion, Inc.	33,765
		TOTAL	552,502
		Semiconductor Manufacturing Equipment—0.4%
7,653		Mentor Graphics Corp.	159,182
		Semiconductors & Semiconductor Equipment—0.3%
3,700	[1]	Ambarella, Inc.	118,511
		Services to Medical Professionals—1.5%
3,000	[1]	Bio-Reference Laboratories, Inc.	80,670
4,400	[1]	MedAssets, Inc.	96,976
1,300	[1]	Team Health Holdings, Inc.	56,108
7,000	[1]	WebMD Health Corp., Class A	335,300
		TOTAL	569,054
		Shoes—1.2%
8,600		Brown Shoe Co., Inc.	203,648
1,459	[1]	Genesco, Inc.	102,451
5,500	[1]	Skechers USA, Inc., Class A	158,895
		TOTAL	464,994
		Software Packaged/Custom—4.6%
4,500	[1]	Advent Software, Inc.	147,870
5,819		CSG Systems International, Inc.	174,337
5,400	[1]	Calix Networks, Inc.	42,822
Semi-Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
3,138	[1]	Commvault Systems, Inc.	$216,742
7,700	[1]	Constant Contact, Inc.	207,977
5,400	[1]	Electronics for Imaging, Inc.	228,798
1,330	[1]	ePlus, Inc.	71,740
4,600	[1]	Fleetmatics Group PLC	184,046
2,500	[1]	PTC, Inc.	89,200
4,400		Pegasystems, Inc.	199,936
8,500	[1]	Perficient, Inc.	174,505
2,700	[1]	ValueClick, Inc.	58,050
		TOTAL	1,796,023
		Specialty Chemicals—0.4%
800		Chemed Corp.	63,136
4,200		FutureFuel Corp.	68,712
808	[1]	Omnova Solutions, Inc.	7,304
		TOTAL	139,152
		Specialty Retailing—3.1%
2,183	[1]	Asbury Automotive Group, Inc.	102,645
6,800		Big 5 Sporting Goods Corp.	116,688
10,400		Finish Line, Inc., Class A	266,760
5,200	[1]	Kirkland's, Inc.	97,916
2,600		Lithia Motors, Inc., Class A	146,354
2,662	[1]	Lumber Liquidators, Inc.	236,891
4,720		Natures Sunshine Products, Inc.	76,795
2,900		Penske Automotive Group, Inc.	124,439
900	[1]	Restoration Hardware, Inc.	51,066
		TOTAL	1,219,554
		Telecommunication Equipment & Services—1.7%
7,500		Alliance Fiber Optic Products, Inc.	118,125
1,489	[1]	Anixter International, Inc.	130,615
3,100	[1]	CIENA Corp.	72,323
7,900	[1]	Ubiquiti Networks, Inc.	325,480
		TOTAL	646,543
		Telephone Utility—0.6%
1,000	[1]	Hawaiian Telcom Holdco, Inc.	27,140
10,400		Inteliquent, Inc.	120,640
19,565	[1]	Vonage Holdings Corp.	90,195
		TOTAL	237,975
Semi-Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Transportation - Services—0.4%
2,400		Bristow Group, Inc.	$172,296
		Truck Manufacturing—0.3%
10,700	[1]	Federal Signal Corp.	131,824
		Undesignated Consumer Cyclicals—0.5%
7,000		ABM Industries, Inc.	186,620
		Undesignated Consumer Staples—1.0%
6,700	[1]	Medifast, Inc.	177,751
6,200		Nutri/System, Inc.	88,164
2,210	[1]	USANA, Inc.	132,313
		TOTAL	398,228
		Undesignated Energy—0.6%
10,900		Green Plains Renewable Energy, Inc.	242,852
		TOTAL COMMON STOCKS (IDENTIFIED COST $34,437,555)	37,934,273
		INVESTMENT COMPANY—1.9%
728,870	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	728,870
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $35,166,425)[4]	38,663,143
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	45,734
		TOTAL NET ASSETS—100%	$38,708,877
1	Non-income-producing security.
2	Affiliated company and holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Semi-Annual Shareholder Report
16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.70	$9.52	$9.88	$7.55	$6.58	$10.21
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.01)[1]	(0.06)[1]	(0.09)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	1.24	4.19	(0.30)	2.42	1.03	(3.59)
TOTAL FROM INVESTMENT OPERATIONS	1.18	4.18	(0.36)	2.33	0.97	(3.63)
Net Asset Value, End of Period	$14.88	$13.70	$9.52	$9.88	$7.55	$6.58
Total Return[2]	8.61%	43.91%	(3.64)%	30.86%	14.74%	(35.55)%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.70%	1.71%	1.75%	1.75%	1.74%
Net investment income (loss)	(0.75)%[3]	(0.05)%	(0.65)%	(0.96)%	(0.77)%	(0.53)%
Expense waiver/reimbursement[4]	0.52%[3]	1.09%	4.24%	3.75%	5.41%	5.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,652	$3,694	$2,550	$3,469	$3,184	$1,652
Portfolio turnover	23%	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.91	$9.04	$9.45	$7.28	$6.39	$9.99
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.09)[1]	(0.12)[1]	(0.15)[1]	(0.11)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	1.17	3.96	(0.29)	2.32	1.00	(3.52)
TOTAL FROM INVESTMENT OPERATIONS	1.07	3.87	(0.41)	2.17	0.89	(3.60)
Net Asset Value, End of Period	$13.98	$12.91	$9.04	$9.45	$7.28	$6.39
Total Return[2]	8.29%	42.81%	(4.34)%	29.81%	13.93%	(36.04)%
Ratios to Average Net Assets:
Net expenses	2.45%[3]	2.45%	2.46%	2.50%	2.50%	2.49%
Net investment income (loss)	(1.43)%[3]	(0.81)%	(1.41)%	(1.70)%	(1.53)%	(1.29)%
Expense waiver/reimbursement[4]	0.53%[3]	1.11%	4.24%	3.78%	5.13%	5.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,015	$2,636	$2,358	$2,978	$3,258	$1,366
Portfolio turnover	23%	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.94	$9.67	$10.00	$7.63	$6.63	$10.28
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	0.03[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.26	4.24	(0.29)	2.43	1.04	(3.63)
TOTAL FROM INVESTMENT OPERATIONS	1.23	4.27	(0.33)	2.37	1.00	(3.65)
Net Asset Value, End of Period	$15.17	$13.94	$9.67	$10.00	$7.63	$6.63
Total Return[2]	8.82%	44.16%	(3.30)%	31.06%	15.08%	(35.51)%
Ratios to Average Net Assets:
Net expenses	1.45%[3]	1.45%	1.46%	1.50%	1.50%	1.49%
Net investment income (loss)	(0.46)%[3]	0.23%	(0.44)%	(0.71)%	(0.52)%	(0.30)%
Expense waiver/reimbursement[4]	0.51%[3]	1.10%	3.77%	3.79%	5.56%	5.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,042	$14,084	$11,650	$4,836	$5,727	$3,319
Portfolio turnover	23%	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $728,870 of investment in an affiliated holding and $131,157 of investment in an affiliated company (Note 5) (identified cost $35,166,425)		$38,663,143
Income receivable		8,267
Receivable for investments sold		463,619
Receivable for shares sold		43,679
TOTAL ASSETS		39,178,708
Liabilities:
Payable for investments purchased	$405,152
Payable for shares redeemed	21,677
Payable for auditing fees	11,931
Payable for distribution services fee (Note 5)	2,709
Payable for shareholder services fee (Note 5)	4,343
Payable for share registration costs	11,428
Accrued expenses (Note 5)	12,591
TOTAL LIABILITIES		469,831
Net assets for 2,585,083 shares outstanding		$38,708,877
Net Assets Consist of:
Paid-in capital		$41,002,116
Net unrealized appreciation of investments		3,496,718
Accumulated net realized loss on investments		(5,644,545)
Accumulated net investment income (loss)		(145,412)
TOTAL NET ASSETS		$38,708,877
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($8,652,490 ÷ 581,303 shares outstanding), no par value, unlimited shares authorized		$14.88
Offering price per share (100/94.50 of $14.88)		$15.75
Redemption proceeds per share		$14.88
Class C Shares:
Net asset value per share ($4,014,800 ÷ 287,237 shares outstanding), no par value, unlimited shares authorized		$13.98
Offering price per share		$13.98
Redemption proceeds per share (99.00/100 of $13.98)		$13.84
Institutional Shares:
Net asset value per share ($26,041,587 ÷ 1,716,543 shares outstanding), no par value, unlimited shares authorized		$15.17
Offering price per share		$15.17
Redemption proceeds per share		$15.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Dividends (including $246 received from an affiliated holding (Note 5))		$151,899
Expenses:
Investment adviser fee (Note 5)	$176,106
Administrative fee (Note 5)	11,960
Custodian fees	8,788
Transfer agent fee	16,487
Directors'/Trustees' fees (Note 5)	613
Auditing fees	11,931
Legal fees	4,425
Portfolio accounting fees	34,158
Distribution services fee (Note 5)	13,852
Shareholder services fee (Note 5)	10,519
Share registration costs	21,828
Printing and postage	10,353
Insurance premiums (Note 5)	2,015
Miscellaneous (Note 5)	3,168
TOTAL EXPENSES	326,203
Waiver/reimbursement of investment adviser fee (Note 5)	(79,035)
Net expenses		247,168
Net investment income (loss)		(95,269)
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $7,175 on sales of investments in an affiliated company (Note 5))		1,930,001
Net change in unrealized appreciation of investments		338,310
Net realized and unrealized gain on investments		2,268,311
Change in net assets resulting from operations		$2,173,042
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(95,269)	$7,721
Net realized gain on investments	1,930,001	3,764,471
Net change in unrealized appreciation/depreciation of investments	338,310	2,572,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,173,042	6,344,226
Share Transactions:
Proceeds from sale of shares	19,023,034	2,885,582
Cost of shares redeemed	(2,901,266)	(5,374,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,121,768	(2,488,580)
Change in net assets	18,294,810	3,855,646
Net Assets:
Beginning of period	20,414,067	16,558,421
End of period (including accumulated net investment income (loss) of $(145,412) and $(50,143), respectively)	$38,708,877	$20,414,067
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV) the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report
24

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
25

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	348,780	$5,366,204	58,995	$721,385
Shares redeemed	(37,188)	(556,787)	(57,089)	(645,446)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	311,592	$4,809,417	1,906	$75,939

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	102,433	$1,365,996	31,008	$338,769
Shares redeemed	(19,374)	(265,435)	(87,658)	(873,316)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	83,059	$1,100,561	(56,650)	$(534,547)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	843,686	$12,290,834	154,932	$1,825,428
Shares redeemed	(137,428)	(2,079,044)	(349,832)	(3,855,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	706,258	$10,211,790	(194,900)	$(2,029,972)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,100,909	$16,121,768	(249,644)	$(2,488,580)
4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $35,166,425. The net unrealized appreciation of investments for federal tax purposes was $3,496,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,466,190 and net unrealized depreciation from investments for those securities having an excess of cost over value of $969,472.
At July 31, 2013, the Fund had a capital loss carryforward of $7,545,042 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
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of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$3,158,071	NA	$3,158,071
2018	$4,386,971	NA	$4,386,971
As the result of the tax-free transfer of assets from Federated MDT Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $78,615 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$13,852
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $2,929 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $1,841 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$5,901
Class C Shares	4,618
TOTAL	$10,519
For the six months ended January 31, 2014, FSSC received $204 of fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended January 31, 2014, were as follows:
Affiliates	Balance of Shares Held 7/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2014	Value
Tower International, Inc.	2,800	3,100	—	5,900	$131,157
*RPX Corp.	3,000	1,500	(4,500)	—	—
*Repligen Corp.	3,900	—	(3,900)	—	—
TOTAL OF AFFILIATED COMPANIES	9,700	4,600	(8,400)	5,900	$131,157
*	At January 31, 2014, the Fund no longer has ownership of at least 5% of the voting shares.
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2014, the Adviser reimbursed $420. Transactions involving the affiliated holding during the six months ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	485,617
Purchases/Additions	10,363,143
Sales/Reductions	(10,119,890)
Balance of Shares Held 1/31/2014	728,870
Value	$728,870
Dividend Income	$246
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended January 31, 2014, were as follows:
Purchases	$22,115,797
Sales	$17,089,746
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,086.10	$8.94
Class C Shares	$1,000	$1,082.90	$12.86
Institutional Shares	$1,000	$1,088.20	$7.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.64	$8.64
Class C Shares	$1,000	$1,012.85	$12.43
Institutional Shares	$1,000	$1,017.90	$7.37
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.45%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated MDT Series (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 26,533,246.317 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	13,608,392.908	253,752.799
Maureen Lally-Green	13,676,380.969	185,764.738
Thomas M. O'Neill	13,614,614.261	247,531.446
P. Jerome Richey	13,657,897.750	204,247.957
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
34

Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
36359 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	7.1%
Specialty Retailing	6.2%
Biotechnology	5.5%
Medical Supplies	3.9%
Financial Services	3.8%
Services to Medical Professionals	3.5%
Apparel	3.3%
Telecommunication Equipment & Services	3.1%
Medical Technology	2.7%
Computer Services	2.6%
Oil Refiner	2.3%
Restaurants	2.2%
Education & Training Services	1.9%
Crude Oil & Gas Production	1.7%
Specialty Chemicals	1.7%
Auto Original Equipment Manufacturers	1.6%
Generic Drugs	1.6%
Industrial Machinery	1.6%
Shoes	1.6%
Electric & Electronic Original Equipment Manufacturers	1.4%
Recreational Vehicles	1.3%
Semiconductor Manufacturing	1.3%
Undesignated Consumer Staples	1.3%
Electrical Equipment	1.2%
Computer Peripherals	1.2%
Packaged Foods	1.2%
Undesignated Consumer Cyclicals	1.2%
Defense Aerospace	1.1%
Internet Services	1.1%
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Industry Composition	Percentage of Total Net Assets
Personal Loans	1.1%
Personnel Agency	1.1%
Airline–Regional	1.0%
Office Furniture	1.0%
Semiconductor Manufacturing Equipment	1.0%
Undesignated Health	1.0%
Other[2]	21.6%
Cash Equivalents[3]	2.9%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Agricultural Machinery—0.2%
1,653		Lindsay Manufacturing Co.	$140,505
		Airline - Regional—1.0%
9,284		Alaska Air Group, Inc.	734,086
		Apparel—3.3%
15,864	[1]	Ann, Inc.	513,042
5,005		Columbia Sportswear Co.	372,122
23,053	[1]	Express, Inc.	399,278
11,000	[1]	G-III Apparel Group Ltd.	769,670
1,436		Oxford Industries, Inc.	108,375
10,033	[1]	Zumiez, Inc.	215,910
		TOTAL	2,378,397
		Auto Original Equipment Manufacturers—1.6%
19,241		Dana Holding Corp.	364,040
13,665	[1]	Meritor, Inc.	150,042
11,473	[1]	Tenneco Automotive, Inc.	652,125
		TOTAL	1,166,207
		Beer—0.4%
1,400	[1]	The Boston Beer Co., Inc., Class A	291,634
		Biotechnology—5.5%
6,800	[1]	Acorda Therapeutics, Inc.	199,580
2,600	[1]	Aegerion Pharmaceuticals, Inc.	155,948
7,400	[1]	Air Methods Corp.	380,582
13,200	[1]	INSYS Therapeutics, Inc.	776,556
15,700	[1]	Isis Pharmaceuticals, Inc.	801,642
13,500	[1]	Oncomed Pharmaceuticals, Inc.	407,295
12,087		Questcor Pharmaceuticals, Inc.	809,950
8,600	[1]	Seattle Genetics, Inc.	385,796
		TOTAL	3,917,349
		Clothing Stores—0.8%
8,187	[1]	Aeropostale, Inc.	57,718
3,308		Cato Corp., Class A	92,492
7,598	[1]	Children's Place Retail Stores, Inc.	400,187
		TOTAL	550,397
		Commodity Chemicals—0.3%
3,208		Stepan Co.	203,355
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Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—1.2%
10,234	[1]	Silicon Graphics, Inc.	$133,144
12,717	[1]	Synaptics, Inc.	742,164
		TOTAL	875,308
		Computer Services—2.6%
2,855		Fair Isaac & Co., Inc.	155,198
14,000	[1]	Manhattan Associates, Inc.	472,080
8,823	[1]	Syntel, Inc.	743,338
14,941	[1]	Unisys Corp.	512,028
		TOTAL	1,882,644
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	133,394
		Contracting—0.2%
3,000	[1]	Team, Inc.	126,990
		Cosmetics & Toiletries—0.7%
2,481	[1]	Elizabeth Arden, Inc.	67,285
14,034	[1]	Sally Beauty Holdings, Inc.	398,285
		TOTAL	465,570
		Crude Oil & Gas Production—1.7%
15,205		Energy XXI (Bermuda) Ltd.	348,954
18,044	[1]	Stone Energy Corp.	558,462
19,484		W&T Offshore, Inc.	279,011
		TOTAL	1,186,427
		Defense Aerospace—1.1%
5,600		Kaman Corp., Class A	217,056
7,896	[1]	Orbital Sciences Corp.	193,057
4,300	[1]	Teledyne Technologies, Inc.	395,041
		TOTAL	805,154
		Education & Training Services—1.9%
3,960	[1]	American Public Education, Inc.	167,627
5,528		Capella Education Co.	344,892
14,907	[1]	Grand Canyon Education, Inc.	653,225
1,800	[1]	K12, Inc.	39,510
4,512	[1]	Strayer Education, Inc.	157,739
		TOTAL	1,362,993
		Electric & Electronic Original Equipment Manufacturers—1.4%
10,200		Altra Holdings, Inc.	319,872
13,986	[1]	Generac Holdings, Inc.	673,146
		TOTAL	993,018
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Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—1.2%
10,706		EnerSys, Inc.	$728,650
6,330	[1]	Rofin-Sinar Technologies, Inc.	146,223
		TOTAL	874,873
		Electronic Instruments—0.5%
10,389	[1]	iRobot Corp.	367,147
		Electronic Test/Measuring Equipment—0.4%
4,334		MTS Systems Corp.	304,810
		Financial Services—3.8%
14,768		Deluxe Corp.	716,986
10,500		Financial Engines, Inc.	639,660
3,005		Heartland Payment Systems, Inc.	129,546
4,579	[1]	Outerwall, Inc.	294,475
12,500	[1]	Portfolio Recovery Associates, Inc.	627,750
11,300	[1]	Xoom Corp.	309,507
		TOTAL	2,717,924
		Furniture—0.6%
7,783		Ethan Allen Interiors, Inc.	196,443
12,014	[1]	Select Comfort Corp.	196,669
		TOTAL	393,112
		Generic Drugs—1.6%
29,500	[1]	Impax Laboratories, Inc.	682,630
13,300	[1]	Lannett Co., Inc.	469,756
		TOTAL	1,152,386
		Grocery Chain—0.8%
8,650		Casey's General Stores, Inc.	593,996
		Home Health Care—0.9%
9,470	[1]	Wellcare Health Plans, Inc.	616,592
		Home Products—0.8%
7,349		Tupperware Brands Corp.	575,868
		Household Appliances—0.3%
900	[1]	Middleby Corp.	221,922
		Industrial Machinery—1.6%
3,600		Hyster-Yale Materials Handling, Inc.	308,736
15,800	[1]	Rexnord Corp.	410,484
2,945		Tennant Co.	188,863
4,513		Watts Industries, Inc., Class A	252,818
		TOTAL	1,160,901
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Shares			Value
		COMMON STOCKS—continued
		Insurance Brokerage—0.1%
1,600	[1]	Texas Capital Bancshares, Inc.	$95,152
		Internet Services—1.1%
4,661	[1]	Travelzoo, Inc.	103,847
19,300	[1]	Web.com Group, Inc.	652,340
		TOTAL	756,187
		Machined Parts Original Equipment Manufacturers—0.7%
10,278		Applied Industrial Technologies, Inc.	519,450
		Mail Order—0.4%
5,570		HSN, Inc.	305,069
		Maritime—0.6%
10,724		TAL International Group, Inc.	461,454
		Medical Supplies—3.9%
13,700	[1]	Align Technology, Inc.	814,054
2,100	[1]	MWI Veterinary Supply, Inc.	391,146
1,600	[1]	Medidata Solutions, Inc.	100,960
16,300		Owens & Minor, Inc.	564,632
6,977		Steris Corp.	320,175
12,700		West Pharmaceutical Services, Inc.	602,615
		TOTAL	2,793,582
		Medical Technology—2.7%
17,400		Cantel Medical Corp.	551,580
11,100	[1]	Cyberonics, Inc.	741,480
9,541	[1]	Integra Lifesciences Corp.	443,275
8,851	[1]	MedAssets, Inc.	195,076
		TOTAL	1,931,411
		Metal Fabrication—0.9%
15,038		Worthington Industries, Inc.	609,641
		Miscellaneous Components—0.6%
5,600	[1]	Proto Labs, Inc.	444,416
		Miscellaneous Metals—0.9%
6,643		AMCOL International Corp.	226,327
4,498		Materion Corp.	119,512
6,365		Matthews International Corp., Class A	270,640
		TOTAL	616,479
		Multi-Industry Basic—0.6%
16,614		Olin Corp.	427,146
		Multi-Industry Capital Goods—0.8%
4,380		Acuity Brands, Inc.	556,435
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Shares			Value
		COMMON STOCKS—continued
		Multi-Industry Transportation—0.8%
10,389		Brinks Co. (The)	$328,708
6,680	[1]	Hub Group, Inc.	276,886
		TOTAL	605,594
		Office Furniture—1.0%
7,940		HNI Corp.	272,421
14,535		Knoll, Inc.	241,281
7,135		Miller Herman, Inc.	199,994
		TOTAL	713,696
		Office Supplies—0.7%
11,631		United Stationers, Inc.	481,872
		Oil Gas & Consumable Fuels—0.2%
3,325		CVR Energy, Inc.	123,324
		Oil Refiner—2.3%
26,400		Alon USA Energy, Inc.	414,744
15,400		Delek US Holdings, Inc.	466,620
18,750		Western Refining, Inc.	733,313
		TOTAL	1,614,677
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	259,237
		Packaged Foods—1.2%
5,100	[1]	Hain Celestial Group, Inc.	468,639
5,879	[1]	United Natural Foods, Inc.	397,244
		TOTAL	865,883
		Paint & Related Materials—0.6%
9,700		Fuller (H.B.) Co.	451,826
		Paper Products—0.2%
2,600	[1]	Clearwater Paper Corp.	148,070
		Personal & Household—0.7%
6,000		Nu Skin Enterprises, Inc., Class A	510,900
		Personal Loans—1.1%
8,577		Cash America International, Inc.	315,033
3,300	[1]	Credit Acceptance Corp.	459,294
		TOTAL	774,327
		Personnel Agency—1.1%
22,700	[1]	AMN Healthcare Services, Inc.	342,997
5,000		Maximus, Inc.	211,850
9,492	[1]	TrueBlue, Inc.	232,839
		TOTAL	787,686
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Shares			Value
		COMMON STOCKS—continued
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	$200,319
		Poultry Products—0.4%
3,900		Sanderson Farms, Inc.	289,965
		Professional Services—0.8%
3,400	[1]	CoStar Group, Inc.	584,936
		Recreational Goods—0.8%
7,700		Sturm Ruger & Co., Inc.	586,509
		Recreational Vehicles—1.3%
4,600		Arctic Cat, Inc.	194,764
17,082		Brunswick Corp.	708,220
		TOTAL	902,984
		Regional Banks—0.6%
6,400		Bank of the Ozarks, Inc.	405,760
		Restaurants—2.2%
6,576		Cracker Barrel Old Country Store, Inc.	651,089
6,700		Domino's Pizza, Inc.	473,087
3,926	[1]	Jack in the Box, Inc.	198,538
4,316	[1]	Red Robin Gourmet Burgers	278,080
		TOTAL	1,600,794
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	83,025
		Semiconductor Distribution—0.9%
5,900	[1]	Tyler Technologies, Inc.	622,155
		Semiconductor Manufacturing—1.3%
6,412	[1]	Cabot Microelectronics Corp.	258,532
18,965	[1]	Cirrus Logic, Inc.	332,077
5,994	[1]	Plexus Corp.	234,365
13,710	[1]	Triquint Semiconductor, Inc.	113,793
		TOTAL	938,767
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	190,810
25,704		Mentor Graphics Corp.	534,643
		TOTAL	725,453
		Services to Medical Professionals—3.5%
14,809	[1]	Bio-Reference Laboratories, Inc.	398,214
12,617	[1]	Centene Corp.	764,590
13,423	[1]	Team Health Holdings, Inc.	579,337
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Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
16,300	[1]	WebMD Health Corp., Class A	$780,770
		TOTAL	2,522,911
		Shoes—1.6%
30,921	[1]	CROCs, Inc.	474,637
9,220	[1]	Genesco, Inc.	647,429
		TOTAL	1,122,066
		Software Packaged/Custom—7.1%
10,300	[1]	Aspen Technology, Inc.	469,371
16,472		CSG Systems International, Inc.	493,501
8,800	[1]	Commvault Systems, Inc.	607,816
13,500	[1]	Electronics for Imaging, Inc.	571,995
11,800	[1]	Fleetmatics Group PLC	472,118
13,400	[1]	IGATE Capital Corp.	452,250
2,379	[1]	MicroStrategy, Inc., Class A	299,040
15,407	[1]	PTC, Inc.	549,722
15,930	[1]	Progress Software Corp.	385,028
8,000	[1]	SS&C Technologies Holdings, Inc.	310,560
16,803	[1]	ValueClick, Inc.	361,264
2,697	[1]	Verint Systems, Inc.	122,552
		TOTAL	5,095,217
		Specialty Chemicals—1.7%
15,500		American Vanguard Corp.	360,220
8,333		Chemed Corp.	657,640
3,934	[1]	Chemtura Corp.	98,665
1,638		Quaker Chemical Corp.	113,202
		TOTAL	1,229,727
		Specialty Retailing—6.2%
2,114		Aaron's, Inc.	56,846
10,500	[1]	Asbury Automotive Group, Inc.	493,710
5,151	[1]	Cabela's, Inc., Class A	344,396
10,402		Finish Line, Inc., Class A	266,811
9,660		GNC Acquisition Holdings, Inc.	493,723
3,445	[1]	Kirkland's, Inc.	64,869
10,800		Lithia Motors, Inc., Class A	607,932
7,651	[1]	Lumber Liquidators, Inc.	680,863
13,619		Penske Automotive Group, Inc.	584,391
8,239		Pier 1 Imports, Inc.	157,447
9,400	[1]	Restoration Hardware, Inc.	533,356
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
5,100	[1]	Vera Bradley, Inc.	$122,502
		TOTAL	4,406,846
		Surveillance-Detection—0.5%
6,593		Mine Safety Appliances Co.	332,155
		Telecommunication Equipment & Services—3.1%
7,003		Adtran, Inc.	177,806
8,431	[1]	Anixter International, Inc.	739,567
26,263	[1]	CIENA Corp.	612,716
16,900	[1]	Ubiquiti Networks, Inc.	696,280
		TOTAL	2,226,369
		Trucking—0.8%
9,900	[1]	Old Dominion Freight Lines, Inc.	536,976
		Undesignated Consumer Cyclicals—1.2%
11,900	[1]	Euronet Worldwide, Inc.	510,034
7,800	[1]	Parexel International Corp.	380,718
		TOTAL	890,752
		Undesignated Consumer Staples—1.3%
16,400	[1]	Medifast, Inc.	435,092
8,800	[1]	USANA, Inc.	526,856
		TOTAL	961,948
		Undesignated Health—1.0%
22,600		HealthSouth Corp.	703,312
		Wireless Communications—0.1%
3,400		InterDigital, Inc.	97,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,279,718)	70,113,169
		INVESTMENT COMPANY—2.9%
2,084,186	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	2,084,186
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $59,363,904)[4]	72,197,355
		OTHER ASSETS AND LIABILITIES-NET—(0.9)%[5]	(635,264)
		TOTAL NET ASSETS—100%	$71,562,091
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1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.12	$11.93	$12.12	$8.74	$7.85	$11.57
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.07)[1]	(0.09)[1]	(0.13)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.52	4.26	(0.10)	3.51	0.99	(3.64)
TOTAL FROM INVESTMENT OPERATIONS	1.43	4.19	(0.19)	3.38	0.89	(3.72)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$17.55	$16.12	$11.93	$12.12	$8.74	$7.85
Total Return[3]	8.87%	35.12%	(1.57)%	38.67%	11.34%	(32.15)%[4]
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.98)%[5]	(0.49)%	(0.79)%	(1.18)%	(1.17)%	(1.04)%
Expense waiver/reimbursement[6]	0.45%[5]	0.59%	1.04%	1.14%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,048	$30,187	$22,718	$25,634	$19,822	$21,682
Portfolio turnover	24%	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.58	$11.62	$11.90	$8.65	$7.81	$11.61
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.17)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.46	4.13	(0.11)	3.46	1.00	(3.66)
TOTAL FROM INVESTMENT OPERATIONS	1.32	3.96	(0.28)	3.25	0.84	(3.80)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$16.90	$15.58	$11.62	$11.90	$8.65	$7.81
Total Return[3]	8.47%	34.08%	(2.35)%	37.57%	10.76%	(32.73)%
Ratios to Average Net Assets:
Net expenses	2.50%[4]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.73)%[4]	(1.25)%	(1.55)%	(1.93)%	(1.92)%	(1.75)%
Expense waiver/reimbursement[5]	0.45%[4]	0.59%	1.06%	1.15%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,123	$2,016	$1,640	$2,541	$2,350	$3,088
Portfolio turnover	24%	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.19	$11.33	$11.60	$8.43	$7.62	$11.32
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.16)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.43	4.02	(0.10)	3.38	0.97	(3.56)
TOTAL FROM INVESTMENT OPERATIONS	1.29	3.86	(0.27)	3.17	0.81	(3.70)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$16.48	$15.19	$11.33	$11.60	$8.43	$7.62
Total Return[3]	8.49%	34.07%	(2.33)%	37.60%	10.63%	(32.69)%
Ratios to Average Net Assets:
Net expenses	2.50%[4]	2.50%	2.50%	2.50%	2.49%	2.50%
Net investment income (loss)	(1.73)%[4]	(1.24)%	(1.54)%	(1.94)%	(1.91)%	(1.79)%
Expense waiver/reimbursement[5]	0.45%[4]	0.59%	1.04%	1.13%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,286	$4,912	$4,223	$4,663	$2,795	$4,069
Portfolio turnover	24%	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.44	$12.14	$12.31	$8.85	$7.93	$11.66
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.03)[1]	(0.06)[1]	(0.10)[1]	(0.08)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.55	4.33	(0.11)	3.56	1.00	(3.67)
TOTAL FROM INVESTMENT OPERATIONS	1.49	4.30	(0.17)	3.46	0.92	(3.73)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$17.93	$16.44	$12.14	$12.31	$8.85	$7.93
Total Return[3]	9.06%	35.42%	(1.38)%	39.10%	11.60%	(31.99)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.73)%[4]	(0.24)%	(0.54)%	(0.92)%	(0.92)%	(0.80)%
Expense waiver/reimbursement[5]	0.45%[4]	0.59%	1.05%	1.15%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,106	$31,179	$26,233	$29,395	$27,039	$39,246
Portfolio turnover	24%	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $2,084,186 of investment in an affiliated holding (Note 5) (identified cost $59,363,904)		$72,197,355
Income receivable		11,251
Receivable for investments sold		77,524
Receivable for shares sold		143,497
TOTAL ASSETS		72,429,627
Liabilities:
Payable for investments purchased	$686,437
Payable for shares redeemed	69,722
Payable for transfer agent fee	51,292
Payable for distribution services fee (Note 5)	4,905
Payable for shareholder services fee (Note 5)	19,187
Accrued expenses (Note 5)	35,993
TOTAL LIABILITIES		867,536
Net assets for 4,061,553 shares outstanding		$71,562,091
Net Assets Consist of:
Paid-in capital		$66,939,744
Net unrealized appreciation of investments		12,833,451
Accumulated net realized loss on investments and foreign currency transactions		(7,595,677)
Accumulated net investment income (loss)		(615,427)
TOTAL NET ASSETS		$71,562,091
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($31,047,647 ÷ 1,768,787 shares outstanding), no par value, unlimited shares authorized	$17.55
Offering price per share (100/94.50 of $17.55)	$18.57
Redemption proceeds per share	$17.55
Class B Shares:
Net asset value per share ($2,122,692 ÷ 125,585 shares outstanding), no par value, unlimited shares authorized	$16.90
Offering price per share	$16.90
Redemption proceeds per share (94.50/100 of $16.90)	$15.97
Class C Shares:
Net asset value per share ($5,285,651 ÷ 320,714 shares outstanding), no par value, unlimited shares authorized	$16.48
Offering price per share	$16.48
Redemption proceeds per share (99.00/100 of $16.48)	$16.32
Institutional Shares:
Net asset value per share ($33,106,101 ÷ 1,846,467 shares outstanding), no par value, unlimited shares authorized	$17.93
Offering price per share	$17.93
Redemption proceeds per share	$17.93
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Dividends (including $415 received from an affiliated holding (Note 5))		$276,572
Expenses:
Investment adviser fee (Note 5)	$412,192
Administrative fee (Note 5)	27,993
Custodian fees	5,611
Transfer agent fee	138,929
Directors'/Trustees' fees (Note 5)	695
Auditing fees	11,931
Legal fees	4,426
Portfolio accounting fees	39,849
Distribution services fee (Note 5)	28,128
Shareholder services fee (Note 5)	48,377
Account administration fee (Note 2)	105
Share registration costs	26,591
Printing and postage	27,840
Insurance premiums (Note 5)	2,052
Miscellaneous (Note 5)	3,611
TOTAL EXPENSES	778,330
Waiver/reimbursement of investment adviser fee (Note 5)	(162,322)
Net expenses		616,008
Net investment income (loss)		(339,436)
Realized and Unrealized Gain on Investments:
Net realized gain on investments		4,532,432
Net change in unrealized appreciation of investments		1,867,971
Net realized and unrealized gain on investments		6,400,403
Change in net assets resulting from operations		$6,060,967
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(339,436)	$(273,634)
Net realized gain on investments	4,532,432	11,801,972
Net change in unrealized appreciation/depreciation of investments	1,867,971	7,112,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,060,967	18,641,222
Share Transactions:
Proceeds from sale of shares	6,059,627	12,327,005
Cost of shares redeemed	(8,851,469)	(17,490,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,791,842)	(5,163,086)
Change in net assets	3,269,125	13,478,136
Net Assets:
Beginning of period	68,292,966	54,814,830
End of period (including accumulated net investment income (loss) of $(615,427) and $(275,991), respectively)	$71,562,091	$68,292,966
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$105
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	65,891	$1,140,370	331,847	$4,237,900
Shares redeemed	(170,042)	(2,918,956)	(363,126)	(4,908,290)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(104,151)	$(1,778,586)	(31,279)	$(670,390)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	11,728	$194,587	32,692	$439,424
Shares redeemed	(15,523)	(262,668)	(44,499)	(581,084)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,795)	$(68,081)	(11,807)	$(141,660)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,756	$262,300	20,807	$274,225
Shares redeemed	(19,405)	(313,749)	(70,218)	(912,217)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,649)	$(51,449)	(49,411)	$(637,992)
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	251,892	$4,462,370	523,422	$7,375,456
Shares redeemed	(301,669)	(5,356,096)	(787,972)	(11,088,500)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(49,777)	$(893,726)	(264,550)	$(3,713,044)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(160,372)	$(2,791,842)	(357,047)	$(5,163,086)
4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $59,363,904. The net unrealized appreciation of investments for federal tax purposes was $12,833,451. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,264,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,430,560.
At July 31, 2013, the Fund had a capital loss carryforward of $12,108,355 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$12,108,355	NA	$12,108,355
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $161,624 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$8,136
Class C Shares	19,992
TOTAL	$28,128
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $5,074 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustee.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $846 in sales charges from the sale of Class A Shares. FSC also retained $902 of CDSC relating to redemptions of Class B Shares and $104 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fee. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$39,029
Class B Shares	2,702
Class C Shares	6,646
TOTAL	$48,377
For the six months ended January 31, 2014, FSSC received $3,466 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Company Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2014, the Adviser reimbursed $698. Transactions involving the affiliated holding during the six months ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	1,007,928
Purchases/Additions	6,252,860
Sales/Reductions	(5,176,602)
Balance of Shares Held 1/31/2014	2,084,186
Value	$2,084,186
Dividend Income	$415
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2014, were as follows:
Purchases	$16,356,792
Sales	$19,949,401
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,088.70	$9.21
Class B Shares	$1,000	$1,084.70	$13.14
Class C Shares	$1,000	$1,084.90	$13.14
Institutional Shares	$1,000	$1,090.60	$7.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Institutional Shares	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated MDT Series (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 26,533,246.317 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	13,608,392.908	253,752.799
Maureen Lally-Green	13,676,380.969	185,764.738
Thomas M. O'Neill	13,614,614.261	247,531.446
P. Jerome Richey	13,657,897.750	204,247.957
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
30

Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For both the one-year and three-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
36367 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014